Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	RDA Microelectronics, Inc.
Entity Central Index Key	0001493637
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	278,597,522
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 75,091	$ 66,178
Short-term investments	42,377	76,009
Accounts receivable (including 22,822 and nil due from a related party as of December 31, 2011 and 2012, respectively)	31,722	43,415
Inventories	52,007	36,095
Prepaid expenses and other current assets	11,302	7,122
Deferred tax assets		14
Total current assets	212,499	228,833
Property and equipment, net	10,195	5,451
Intangible assets	54,908
Goodwill	8,900
Other long-term assets	3,396	8,050
Investment		48
Total assets	289,898	242,382
Current liabilities:
Accounts payable	45,063	32,543
Accrued expenses and other current liabilities	37,869	28,253
Deferred revenue	10,641	10,651
Total current liabilities	93,573	71,447
Deferred tax liability	98
Total liabilities	93,671	71,447
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares, (USD0.01 par value; 294,000,000 shares authorized, 254,451,268 shares issued and outstanding as of December 31, 2011, and 278,597,522 shares issued and outstanding as of December 31, 2012)	2,885	2,639
Additional paid-in capital	146,887	117,478
Recourse loans	(1,544)	(509)
Accumulated other comprehensive income	1,207	1,136
Treasury stock	(13,579)	(12,835)
Retained earnings	60,371	63,026
Total shareholders' equity	196,227	170,935
Total liabilities and shareholders' equity	$ 289,898	$ 242,382

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, due from a related party (in dollars)		$ 22,822
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	294,000,000	294,000,000
Ordinary shares, shares issued	278,597,522	254,451,268
Ordinary shares, shares outstanding	278,597,522	254,451,268	261,510,076	50,333,579

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 391,279	$ 288,862	$ 191,163
Cost of revenue	(265,474)	(189,116)	(134,258)
Gross profit	125,805	99,746	56,905
Operating expenses:
Research and development	(54,598)	(32,756)	(25,815)
Selling, general and administrative	(16,963)	(14,074)	(9,939)
Total operating expenses	(71,561)	(46,830)	(35,754)
Income from operations	54,244	52,916	21,151
Interest income	3,573	1,925	209
Impairment on investment	(48)
Other income / (expenses), net	(203)	1,460	280
Income before income tax expense	57,566	56,301	21,640
Income tax expense	(4,662)	(4,671)	(2,508)
Net income	52,904	51,630	19,132
Other comprehensive income
Cumulative translation adjustments	71	441	223
Comprehensive income	52,975	52,071	19,355
Accretion/cumulative dividends for Preferred Shares			(1,741)
Amount allocated to participating preferred shareholders			(12,112)
Comprehensive income attributable to ordinary shareholders	52,975	52,071	5,502
Earnings per ordinary share
Basic (in dollars per share)	$ 0.2	$ 0.2	$ 0.06
Diluted (in dollars per share)	$ 0.19	$ 0.19	$ 0.05
Weighted average ordinary shares used in per share calculation
Basic (in shares)	270,811,925	262,542,760	82,221,102
Diluted (in shares)	284,430,507	278,805,558	97,358,770
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	3,211	3,881	8,375
Research and development
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	1,532	2,053	4,990
Selling, general and administrative
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	1,679	1,828	3,385
Series A Preferred Shares
Other comprehensive income
Accretion/cumulative dividends for Preferred Shares			(680)
Series B Preferred Shares
Other comprehensive income
Accretion/cumulative dividends for Preferred Shares			(374)
Series C Preferred Shares
Other comprehensive income
Accretion/cumulative dividends for Preferred Shares			$ (687)

CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY / DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Recourse Loans	Accumulated Other Comprehensive Income	Treasury Stock	Retained Earnings / (Accumulated Deficit)
Balance at Dec. 31, 2009	$ (3,338)	$ 503	$ 5,090	$ (1,667)	$ 472		$ (7,736)
Balance (in shares) at Dec. 31, 2009	50,333,579	50,333,579
Increase (Decrease) in Shareholders' Equity
Net income for the year	19,132						19,132
Issuance of ordinary shares in the initial public offering	67,481	508	66,973
Issuance of ordinary shares in the initial public offering (in shares)		50,802,000
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering	30,318	1,576	28,742
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering (in shares)		157,629,642
Issuance of restricted shares	8	8
Issuance of restricted shares (in shares)		794,213
Foreign currency translation adjustment	223				223
Interest accrual on recourse loans	(46)			(46)
Repayment of recourse loans	1,713			1,713
Issuance of ordinary shares to an investor	4,200	20	4,180
Issuance of ordinary shares to an investor (in shares)		1,950,642
Share-based compensation	8,375		8,375
Balance at Dec. 31, 2010	128,066	2,615	113,360		695		11,396
Balance (in shares) at Dec. 31, 2010	261,510,076	261,510,076
Increase (Decrease) in Shareholders' Equity
Net income for the year	51,630						51,630
Repurchase of shares	(12,835)					(12,835)
Repurchase of shares (in shares)		(9,461,970)
Foreign currency translation adjustment	441				441
Issuance of recourse loans	(509)			(509)
Repayment of recourse loans
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	261	24	237
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		2,403,162
Share-based compensation	3,881		3,881
Balance at Dec. 31, 2011	170,935	2,639	117,478	(509)	1,136	(12,835)	63,026
Balance (in shares) at Dec. 31, 2011	254,451,268	254,451,268
Increase (Decrease) in Shareholders' Equity
Net income for the year	52,904						52,904
Repurchase of shares	(1,394)					(1,394)
Repurchase of shares (in shares)		(892,602)
Foreign currency translation adjustment	71				71
Issuance of new shares in connection with the IP acquisition (Note 8)	25,825	150	25,675
Issuance of new shares in connection with the IP acquisition (Note 8) (in shares)		15,000,000
Declaration of dividend	(55,559)						(55,559)
Issuance of recourse loans	(1,048)			(1,048)
Interest accrual on recourse loans	(13)			(13)
Repayment of recourse loans	26			26
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	1,269	96	1,173
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		9,568,982
Use of repurchased shares for exercise of options and vesting of restricted share units			(650)			650
Use of repurchased shares for exercise of options and vesting of restricted share units (in shares)		469,874
Share-based compensation	3,211		3,211
Balance at Dec. 31, 2012	$ 196,227	$ 2,885	$ 146,887	$ (1,544)	$ 1,207	$ (13,579)	$ 60,371
Balance (in shares) at Dec. 31, 2012	278,597,522	278,597,522

CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY / DEFICIT (Parenthetical) (Convertible Redeemable Preferred Shares, USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Convertible Redeemable Preferred Shares
Increase (Decrease) in Temporary Equity
Balance	$ 30,318
Balance (in shares)	157,629,642
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering	$ (30,318)
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering (in shares)	(157,629,642)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ 52,904	$ 51,630	$ 19,132
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,823	1,125	754
Loss on disposal of property, equipment			4
Inventory write-down	7,232	11,037	3,120
Share-based compensation	3,211	3,881	8,375
Deferred income taxes	112	118	140
Interest income from recourse loans	(13)		(46)
Impairment of long-term investment	48
Changes in operating assets and liabilities
Accounts receivable	(261)	(20,700)	(18,112)
Inventories	(23,144)	(11,638)	(13,211)
Prepaid expenses, other current and long-term assets	(6,400)	(3,500)	(273)
Accounts payable	12,520	12,019	341
Accrued expenses and other current liabilities	3,126	15,319	5,245
Deferred revenue	(10)	3,929	1,303
Net cash provided by operating activities	59,148	63,220	6,772
Cash flow from investing activities:
Sales of short-term investments	356,806	63,901	9,070
Purchase of short-term investments	(323,584)	(132,696)	(14,661)
Purchase of property and equipment	(6,822)	(4,390)	(571)
Purchase of intangible assets	(11,350)
Proceeds from disposal of property and equipment		15
Payment of other long-term assets	(3,059)	(7,810)
Payment of the deposit fee for the acquisition of Coolsand's business, which primarily includes its baseband intellectual property (Note 8)	(6,000)	(2,220)
Long term investment		(48)
Changes in restricted cash			350
Net cash used in investing activities	5,991	(83,248)	(5,812)
Cash flow from financing activities:
Proceeds from repayment of recourse loans	26		1,713
Issuance of recourse loans	(1,048)	(509)
Proceeds from issuance of ordinary shares			71,681
Proceeds from issuance of shares upon exercise of stock options	1,269	261
Repurchase shares	(1,394)	(12,835)
Payment of dividend	(55,559)
Proceeds from issuance of restricted shares			8
Net cash provided/(used in) by financing activities	(56,706)	(13,083)	73,402
Effect of foreign exchange rate changes on cash and cash equivalents	480	369	(80)
Net increase/(decrease) in cash and cash equivalents	8,913	(32,742)	74,282
Cash and cash equivalents-beginning of year	66,178	98,920	24,638
Cash and cash equivalents-end of year	75,091	66,178	98,920
Supplemental disclosure of cash flow information
Cash paid for income taxes	6,244	4,336
Supplemental disclosure of Non-cash Investing and Financing Activities
Conversion of preferred shares to ordinary shares			30,318
Offset of the accounts receivable from Coolsand against a portion of the consideration payable to Coolsand in the IP acquisition (Note 8)	11,955
Settlement of a portion of consideration payable to Coolsand in the IP acquisition by means of issuance of ordinary shares (Note 8)	25,825
Payable related to purchase of intangible assets	$ 6,489

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

RDA Microelectronics, Inc. is a holding company incorporated in the British Virgin Islands (“BVI”) on January 8, 2004. In July 2008, it changed its name to RDA Microelectronics (BVI), Inc (“RDA Micro BVI”).

RDA Microelectronics, Inc. (the “Company”) was established in the Cayman Islands (“Cayman”) on May 26, 2008. On August 12, 2008, all of the then existing preferred and ordinary shareholders of RDA Micro BVI exchanged their respective shares of RDA Micro BVI for an equivalent number of shares of the Company in equivalent classes. As a result, RDA Micro BVI became a wholly-owned subsidiary of the Company on August 12, 2008. The rights of the preferred and ordinary shares issued by the Company are the same as those originally issued by RDA Micro BVI. The accompanying consolidated financial statements reflect the reorganization in August 2008 and have been prepared as if the current corporate structure had been in existence throughout all relevant periods.

The accompanying consolidated financial statements include the financial statements of the Company and its following wholly-owned subsidiaries:

Name of subsidiaries	Place of incorporation	Date of incorporation	Principal activities

RDA Micro BVI	BVI	January 8, 2004	Investment in other subsidiaries

RDA International, Inc. (“RDA International”)	BVI	September 30, 2005	Dormant since January 1, 2010 (Purchase of materials and holding of intellectual properties (“IP”) prior to December 31, 2009)

RDA Technologies, Inc. (“RDA US”)	United States of America (“US”)	September 24, 2004	Dormant (closed in 2009)

RDA Technologies Limited (“RDA Tech”)	Hong Kong	November 14, 2007	Purchase of materials and holding of intellectual properties (“IP”) since January 1, 2010; Sales of products

RDA Microelectronics (Shanghai) Co., Ltd. (“RDA Shanghai”)	Shanghai, the People’s Republic of China (“PRC”)	April 13, 2004	Research and development

RDA Microelectronics (Beijing) Co., Ltd. (“RDA Beijing”)	Beijing, PRC	December 20, 2005	Research and development

RDA Microelectronics Technology (Shanghai) Co., Ltd. (“RDA Shanghai Tech”)	Shanghai, PRC	June 27, 2012	Research and development; Sales of products

The principal activities of the Company are to design, develop and market Radio-Frequency (“RF”) and Mixed-Signal System on Chip Integrated Circuits for the cellular, broadcast and connectivity markets.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1) Basis of Presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(2) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

(3) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ materially from such estimates.

(4) Fair Value of Financial Instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for financial assets and liabilities. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value. The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and certain accrued expenses. Short-term investments are limited to time deposits with original maturities longer than three months and less than one year. As of December 31, 2011 and 2012, the respective carrying values of financial instruments approximated their fair values based on their short-term maturities.

Financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Level 1	Level 2	Level 3	Total
As of December 31, 2011
Cash equivalents	42,384	—	—	42,384
Short-term investments	—	76,009	—	76,009

Total	42,384	76,009	—	118,393

	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Cash equivalents	35,001	—	—	35,001
Short-term investments	—	42,377	—	42,377

Total	35,001	42,377	—	77,378

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360—10-35, long-lived assets held and used were written down to their fair value whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The determination of fair value of the long-lived assets acquired involves significant judgments and estimates, including, but are not limited to, comparable market transactions, quotes, future cash flows, business plans, technological improvements or obsolesces, and operating results. Impairment charges of nil, nil and USD48 related to investment were recognized for the years ended December 31, 2010, 2011 and 2012 (Note 9).

Financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Carrying	Fair Value Measurement Using
	Amount	Level 1	Level 2	Level 3	Total Loss
As of December 31, 2012
Investment	—	—	—	—	(48)

(5) Cash and Cash Equivalents

Cash and cash equivalents are cash on demand, money market fund and time deposits with original maturities of three months or less.

(6) Short-term Investments

Short-term investments are time deposits with original maturities longer than three months and less than one year.

(7) Concentration of Credit Risks

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, restricted cash and accounts receivable.

As of December 31, 2011 and 2012, substantially all of the Company’s cash and cash equivalents and time deposits were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Company has not experienced any losses on its deposits of cash and cash equivalents, short-term investments and restricted cash.

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue for the years ended December 31, 2010, 2011 and 2012, and over 10% of accounts receivable as of December 31, 2011 and 2012, respectively:

	Year Ended December 31,
Revenue	2010	2011	2012
Company A	53%	52%	49%
Company B	—	18%	19%
Company C	15%	14%	13%
Company D	12%	1%	—

	December 31,
Accounts receivable	2011	2012
Company A	22%	52%
Company B	3%	18%
Company C	11%	16%
Company E	53%	—

The Company establishes credit limits for each distributor and customers and reviews such limits prior to product shipment. The Company believes that its distributors have high credit quality. As a result, it is not exposed to unusual credit risk and generally does not require collateral from the distributors. The Company has not experienced any credit loss from its distributors.

(8) Allowance for Doubtful Accounts

Accounts receivable are initially recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and economic conditions that may affect a customer’s ability to pay. The Company did not record any allowance for doubtful accounts as of December 31, 2011 and 2012. For the periods presented, the Company did not write off any accounts receivable.

(9) Inventories

Inventories are stated at the lower of cost (weighted average) or market. Cost comprises of direct material, shipping and handling, and overhead incurred to bring the inventories to their present location and condition. Due to its master agreements with distributors allowing for price protection and product return, the Company’s inventory balance includes products at cost held by distributors that have not been sold through to customers, even though the distributors hold legal title to such products. The Company performs impairment testing based on the following assessment for inventories held at the Company’s premises and held by distributors. Inventory write-downs are provided for obsolete and excess inventory based on management’s forecasts of demand over specific future time horizons, and for the excess of the carrying value over their estimated market value less costs to dispose which relies on forecasts of average selling prices in future periods. If economic, competitive or other factors cause market conditions to be less favorable than those projected by management, additional inventory write-downs may be required and they could have a material adverse effect on the Company’s future results of operations. In addition, the Company records a liability for firm, noncancelable, and unconditional purchase commitments with suppliers for quantities in excess of the Company’s future demand forecasts consistent with its valuation of excess and obsolete inventory.

(10) Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which are computed using the straight-line method over the following estimated useful lives:

Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives

Repair and maintenance costs are expensed as incurred. Upon retirement or other disposition of property and equipment, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in operations.

(11) Business combination

U.S. GAAP requires that all business combinations be accounted for under the purchase method. In accordance with ASC 805, “Business combinations”, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

(12) Investments

The Company applies ASC 323, Investments, in accounting for its investments. Under ASC 323, equity method is used for investments in entities in which the Company has the ability to exercise significant influence but does not otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. As of December 31, 2011 and 2012, the Company does not have any investments accounted for under equity method and has one investment accounted for using cost method as described in Note 9.

The Company reviews its investments to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value, which becomes the new basis of the investment.  In 2012, the Company recorded an impairment loss of USD48.

(13) Intangible Assets

Intangible assets consists of software licenses and technologies the Company purchased or acquired through business acquisition (Note 8). Purchased intangible assets are stated at cost, net of accumulated amortization, and are amortized using the straight-line method over their estimated useful lives.

(14) Impairment of Long-lived Assets

In accordance with ASC 350, Intangibles — Goodwill and others, the Company reviews the carrying value of goodwill for possible impairment on annual basis, or more frequently when events or change in circumstances indicate that it might be impaired. The goodwill impairment test is a two-step process. The first step of the impairment analysis compares the fair value of the reporting unit to the net book value of the reporting unit. In determining fair value, several valuation methodologies are allowed, although quoted market prices are the best evidence of fair value. If the results of the first step demonstrate that the net book value is greater than the fair value, the Company must proceed to step two of the analysis. Step two of the analysis compares the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The Company tests goodwill for impairment annually as of the first day of its fourth fiscal quarter and in interim periods if events occur that would indicate that the carrying value of goodwill may be impaired.

For the impairment testing for the long lived assets other than goodwill, the Company applies ASC 360, Property, Plant and Equipment, in accordance with which, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets.

No impairment of long-lived assets was recorded for the periods presented and the fair value of the reporting unit is substantially in excess of the carrying value of the goodwill for 2012 annual goodwill impairment test.

(15) Revenue Recognition

In accordance with ASC 605, Revenue Recognition, the Company recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.

The Company sells the majority of its products through distributors under arrangements allowing for price protection and product return. If the Company decreases the price of any products, a distributor will receive a credit to adjust the inventory held by the distributor to the new decreased price. In addition, if the price to the customer was lower than the price paid to the Company by the distributor, the distributor will receive a credit for the difference. The master agreements with distributors do not restrict the amount or time period of price protection on unsold products. Through December 31, 2011 and 2012, the Company has not experienced such a price decline that would reduce selling price below cost. The amount or time period of return rights vary by distributor, but generally, distributors have the right to return unsold products. Due to rapid changes in technology, consumer preferences and prices, the Company cannot reliably estimate its returns or price adjustments. Accordingly, the Company does not recognize revenue until the products are sold to the customers by the distributors and the above criteria are met. The related products held by distributors are included in the Company’s inventory balance at lower of cost or market price. The Company records product shipping costs in cost of sales. The Company’s distribution agreements are effective until terminated by either party and may be terminated by either party without cause with 30 days’ written notice. In the event of termination, the Company is required to repurchase unsold inventory from the distributor, and if the distributor terminates without cause, the repurchase price will be reduced by a 5% handling charge.

The Company also provides rebate to certain selected customers in cash or free products where the Company agreed to reimburse these customers for any purchase price they paid to the distributors or the Company exceeds the price the Company agreed directly with them. The cash rebate is recorded as a reduction of revenue and free product rebate is recorded as a cost of revenue when revenue is recognized.

For the years ended December 31, 2010, 2011 and 2012, 90%, 90% and 92% of the total revenue are from sales through distributors.

The Company does not accept product returns from customers except for returns subject to warranty. The Company accrues for warranty costs based on its historical experience. As of December 31, 2011 and 2012, the Company accrued for warranty of USD 495 and USD 351, respectively. For the years ended December 31, 2010, 2011 and 2012, the warranty expenses was USD 251, USD 332 and USD 258, respectively.

(16) Deferred Revenue

Deferred revenue includes the amounts received in advance relating to the Company’s products held by the distributors, which will be recognized as revenue when the distributors sell these products to customers.

(17) Government Subsidies

Government subsidies related to the Company’s research and development activities are originally recorded as liabilities when received and then are recognized as a reduction to expenses in the period when the Company has reasonable assurance that it complies with the conditions attached to the subsidies and the subsidies are received. This is typically after the Company passes an inspection. If the subsidy does not carry any conditions, the Company records the amount as a reduction of research and development expense in the period the cash is received. Government subsidies related to depreciable assets are recorded as a reduction to the carrying value of the related assets. For the years ended December 31, 2010, 2011 and 2012, the Company recorded USD453, USD nil and USD1,759 government subsidies as a deduction to research and development expense. For the years ended December 31, 2010, 2011 and 2012, the Company recorded nil government grants as a deduction to the carrying value of the depreciable assets. As of December 31, 2011 and 2012, the Company record a deferred liability for cash subsidy received from the PRC government of approximately USD1,676 and nil, respectively.

(18) Research and Development Costs

The Company’s research and development cost, which mainly includes salaries, material costs, license fees paid to third parties for developed technologies and specific equipment depreciation, are expensed as incurred.

Licenses purchased to support the Company’s ongoing research and development activities are capitalized only when related to products have achieved technological feasibility or have an alternative future use. They are capitalized as intangible assets and are amortized over their estimated useful lives.

(19) Advertising costs

The Company expenses all advertising costs as incurred. Advertising costs were not material for any of the periods presented.

(20) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments net of incentives from the leasing company are expensed on a straight-line basis over the lease periods.

(21) Share-based Compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

The Company accounts for the grant to nonemployees under the provision of ASC 505-50, Equity- Based Payments to Nonemployees in the statements of operations. The options granted to nonemployees are recognized in the financial statements at fair value on the date when the consultant’s performance is complete. The Company recognizes such compensation expense in operating expenses once they are vested.

(22) Income Taxes

The Company adopted ASC 740, Income Tax, according to which income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company classifies the deferred tax assets which are expected to be realized over one year in noncurrent assets. Generally accepted accounting principles require that the realizability of net deferred tax assets be evaluated on an ongoing basis. A valuation allowance is recorded to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Accordingly, the Company considers various tax planning strategies, forecasts of future taxable income and its most recent operating results in assessing the need for a valuation allowance. A valuation allowance is recorded where it is more likely than not that the loss carry-forwards and deferred tax assets will not be realized. The effect on deferred tax assets and liabilities arising from a change in tax rates is recognized in the statements of operations in the period of such change.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in the financial statements and prescribes a recognition threshold and a measurement attribute for financial statement recognition and measurement of tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, but it prohibits any discounting of any of the related tax effects for the time value of money. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as other expenses. ASC 740 also mandates expanded financial statement disclosure about uncertainty in income tax reporting positions.

(23) Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative adjustments from foreign currency translation.

(24) PRC Statutory Reserves

The Company’s PRC subsidiaries are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations until the general reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. During the year ended 2010, 2011 and 2012, no statutory reserves have been resolved to appropriate by the board of directors of the Company’s PRC subsidiaries..

(25) Dividends

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined by PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves as described in Note 2(24).

(26) Segment Reporting

Based on the criteria established by ASC 280 Segment Reporting, the Company currently operates and manages its business as a single operating segment. The Company primarily generates its revenues all from distributors located in Hong Kong. For the years ended December 31, 2010, 2011 and 2012, 10%, 10%, and 8% of the total revenue, respectively, are from direct sales to customers which are located in the PRC and Hong Kong. The revenue from the direct-sale customer of the Company located outside the PRC and Hong Kong is not material for all periods presented. In addition, all of the Company’s long-lived assets are located in the PRC and Hong Kong. The Company does not present enterprise-wide product disclosures because its products are essentially the same.

(27) Earnings Per Share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participation rights. Net losses are not allocated to other participating securities if based on their participation rights they are not obligated to fund losses. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(28) Foreign Currency Translation and Foreign Currency Risk

The functional currency of the Company, RDA Micro (BVI), RDA International and RDA Tech is the United States dollar (“USD”). The functional currency of the Company’s subsidiaries in the PRC, RDA Shanghai RDA Shanghai Tech and RDA Beijing, is the Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date and nonmonetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the historical exchange rate. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred.

Transaction gains and losses are recognized in the consolidated statements of operations.

The Company has chosen the USD as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as foreign currency translation adjustment which is a component of shareholders’ equity / (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and time deposit denominated in RMB amounted to USD35,877 and USD 73,210 as of December 31, 2011 and 2012, respectively.

(29) Recently Issued Accounting Standards

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. This Update requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This Update is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of this Update is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of this Update is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update is not expected to have a material impact on the Company’s consolidated financial statements.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories consisted of the following:

	December 31,
	2011	2012
Raw materials	10,861	19,731
Work in progress	—	—
Finished goods	25,234	32,276
	36,095	52,007

As of December 31, 2011 and 2012, the carrying value of finished goods held by distributors for which they hold title were USD5,819 and USD6,336, respectively. For the years ended December 31, 2010, 2011 and 2012, inventory write-downs in raw materials and finished goods of USD3,120, USD11,037 and USD 7,232 respectively, were included in the “cost of revenue”.

As of December 31, 2011 and 2012, USD 8,479 and USD8,086 of the Company’s inventory had been written down to zero balance, respectively. The movement of inventory write-downs for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Beginning of year	3,442	4,914	9,062
Addition during the year	3,120	11,037	7,232
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	1,536	—	198
Write-off during the year	(3,184)	(6,889)	(6,893)

End of year	4,914	9,062	9,599

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012
Prepaid license fees and usage fee	1,627	4,476
Prepaid income tax	1,768	3,390
Proceeds receivable from the employees' exercise and sales of equity awards	525	1,515
Advance to supplier	—	500
Deposit for share repurchase program	477	483
Prepayment to customs	—	365
Rental deposits	76	198
Interest receivable	308	81
Prepayment for IP acquisition	2,220	—
Others	121	294
	7,122	11,302

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2011	2012
Equipment and office furniture	7,542	14,554
Motor vehicles	43	43
Software	261	262
Leasehold improvement	1,114	1,137
	8,960	15,996
Less: Accumulated depreciation and amortization	(3,509)	(5,801)
	5,451	10,195

Depreciation and amortization expense was USD754, USD 1,125 and USD 2,292 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company estimated its depreciation and amortization expenses from its existing property and equipment as of December 31, 2012 in the future as follows:

2013	2,950
2014	2,742
2015	2,138
2016	1,723
2017	642
2018 and thereafter	—
10,195

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	December 31,
	2011	2012
Intangible assets
Intangible assets from Coolsand acquisition (Note 8)	—	37,100
Trident intellectual property (1)	—	16,406
Other software license and technology	—	8,933
	—	62,439

Less: accumulated amortization
Intangible assets from Coolsand acquisition	—	5,764
Trident intellectual property	—	1,511
Other software license and technology	—	256
	—	7,531

Net book value
Intangible assets from Coolsand acquisition	—	31,336
Trident intellectual property	—	14,895
Other software license and technology	—	8,677
	—	54,908

(1)         In March 2012, the Company purchased a non-exclusive, worldwide, non-transferable license from Trident Microsystems, Inc. (“Trident”) to develop, manufacture and sell derivative versions of the Trident SX5 Digital TV System on Chip (“SoC”) platform for a period of 10 years. Total consideration for such license was USD 16 million.

Intangible assets are amortized over the estimated useful life. The estimated useful life of intangible assets acquired from Coolsand and Trident are 5 years and 10 years, respectively. The useful life of the other software license and technology is estimated to be 3 to 10 years. The Company recorded an amortization expense of USD 7,531 for the year ended December 31, 2012,

The Company estimated its amortization expenses from its existing intangible assets as of December 31, 2012 in the future as follows:

2013	11,190
2014	11,190
2015	11,104
2016	10,452
2017	3,486
2018 and thereafter	7,486
54,908

As of December 31, 2012, there is no event or change in circumstances indicating that the carrying amount of the intangible assets may no longer be recoverable and the Company did not provide impairment for the intangible assets.

OTHER LONG TERM ASSET	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM ASSET
OTHER LONG TERM ASSET

7. OTHER LONG TERM ASSET

	December 31,
	2011	2012
Long term deposit	240	152
Long term prepayment for property and equipment	310	96
Housing loan to employees (Note 17)	—	3,148
Long term prepayment for license fee *	7,500	—
	8,050	3,396

Note * - Included in long term prepayment for license fee as of December 31, 2011 was $7.5 million prepayment for an intellectual property license and development agreement the Company signed with Trident on December 29, 2011. Please refer to Note 6.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

8. BUSINESS COMBINATIONS

On March 22, 2012, the Company consummated the acquisition of Coolsand Holding Co., Ltd. and its subsidiaries (“Coolsand”), which included its baseband intellectual properties (“IP). The acquisition was accounted for as a business combination and will allow the Company to provide integrated System on Chip products for the handset market. The purchase consideration comprised of USD 20,175,000 in cash and 15,000,000 ordinary shares issued by the Company with the market value of USD 25,825,000, as determined by the March 21, 2012 Nasdaq closing price of the Company’s American Depositary Shares, each representing six ordinary shares. The total purchase consideration is settled as follows,

Total purchase consideration	USD

Deposit fee the Company paid prior to the completion of the acquisition	8,220
Offset of the accounts receivable due from Coolsand	11,955
Issuance of ordinary shares	25,825
46,000

The allocation of the purchase price of the assets acquired based on their fair values was as follows:

	Amount	Amortization Period
Acquired identifiable intangible assets
Baseband technologies	37,100	5 years
Goodwill	8,900
Total	46,000

Total goodwill represents the excess of the purchase price over the estimated fair value of the identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies and workforce from combining the baseband business of the Company and baseband IP and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of intangible assets was measured primarily by the income approach taking into consideration the historical financial performance and estimates of future performance of baseband business. The amortization periods for the intangible assets acquired are 5 years.

Unaudited Pro-forma information

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2011 and 2012, as if the respective acquisition had occurred on January 1, 2011, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually took place on the beginning of the periods presented, and may not be indicative of future operating results.

	December 31,
	2011	2012
Pro-forma net revenues	308,189	412,676
Pro-forma net income	41,898	50,305
Earnings per ordinary share - Basic	0.16	0.19
Earnings per ordinary share - Diluted	0.15	0.18

INVESTMENT	12 Months Ended
Dec. 31, 2012
INVESTMENT
INVESTMENT

9. INVESTMENT

In September 2011, the Company, through RDA Shanghai, acquired a 10% stake in Lulian Shanghai Co Ltd (“Lulian”) for a consideration of USD 48. The Company has no board representation in Lulian and does not have ability to exercise significant influence over Lulian. The Company accounts for this investment using the cost method. In 2012, the Company recognized a full impairment for the investment in Lulian given the losses incurred to date and forecasted loss in the foreseeable future.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Accrued payroll and other compensation, including annual performance bonus	13,738	17,089
Accrued license fee	560	7,390
Taxes payable	4,953	4,881
Accrued warranty	596	2,398
Accrued professional services fees	1,039	1,052
Rebate to end customers and distributors	1,526	1,034
Withholding tax payable	224	759
Accrued royalty	999	750
Unearned commission received from depository bank	677	439
Accrued annual leave	459	363
Accrued freight	170	272
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	235	59
Advances from customers	332	17
Unearned government subsidies	1,676	—
Others	1,069	1,366
	28,253	37,869

Royalty

In June 2009, the Company entered into a license and technology agreement with a third party, which requires the Company to pay royalty fees based on the percentages of revenue derived from certain products using the licensed technology. The Company included royalty expense of USD 1,516, USD 2,013 and USD1,530  in cost of revenue for the years ended December 31, 2010, 2011 and 2012 respectively.

Unearned commission received from depository bank

In 2010, the Company entered into an agreement with a depository bank, which agreed to reimburse up to USD 1,294 to the Company’s expenses incurred in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as liabilities and then recognized as a reduction to selling, general and administrative expenses over the beneficial period.

The Company received USD 38and USD2 in the years ended December 31, 2011 and 2012 and recorded USD273and USD240 as a reduction of selling, general and administrative expense for the years ended December 31, 2011 and 2012, respectively.

Accrued warranty

As of December 31, 2012, the accrued warranty included an accrual loss for certain defective product claimed by a customer with amount of USD 1,800. Such defect was caused by a foundry of the Company. The foundry had issued a credit note to the Company with the same amount to offset the Company’s payable to the foundry.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company, being a Cayman incorporated company, is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

BVI

Under the current laws of BVI, RDA Micro BVI and RDA International, being BVI incorporated companies, are not subject to tax on income or capital gain. In addition, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

RDA Hong Kong, the Company’s subsidiary, is incorporated in Hong Kong. Prior to 2010, RDA Hong Kong was a trading entity whose profits were fully subject to profits tax at the prevailing rate of 16.5%. Beginning in 2010, RDA Hong Kong started to have substantial involvement in manufacturing arrangements in the PRC, and began to claim 50% of its profits as offshore sourced and excluded from profits subject to the 16.5% prevailing profits tax rate. In October 2011, RDA Hong Kong received an inquiry letter from the Hong Kong Inland Revenue Department requesting supporting documents for the 50:50 manufacturing offshore claim lodged for the year ended December 31, 2010.  RDA Hong Kong is awaiting feedback from the Hong Kong Inland Revenue Department after submission of a reply in June 2012. While this tax filing basis is subject to the Hong Kong Inland Revenue Department’s agreement, the Company believes that the inquiry letter will not result in a change in the tax position. If the Hong Kong Inland Revenue Department determines that RDA Hong Kong should not be eligible for the 50:50 manufacturing offshore claim, RDA Hong Kong would be subject to additional USD2.4 million, USD4.5 million and USD4.4 million  in tax liabilities for the years ended December 31, 2010, 2011 and 2012 respectively.

PRC

In December 2008, RDA Shanghai qualified as a High and New Technology Enterprise (“NHTE”) which, according to the CIT Law, could apply for and then enjoy a preferential CIT rate of 15% for the succeeding three years from 2008 to 2010 and RDA Shanghai had applied for and obtained such preferential CIT treatment. As a result, its CIT rate of RDA Shanghai for the period presented was 15%. In 2011, RDA Shanghai has completed the renewal of such NHTE qualification for the succeeding three years from 2011 to 2013.

In addition, under previous EIT Law, foreign-invested Integrated Circuit (“IC”) design enterprises were entitled to a two year income tax exemption and a three year 50% tax rate reduction starting from their respective first cumulatively profitable year (the “2+3 Tax Holiday”). In 2008, RDA Beijing qualified as an IC design enterprise and entered into its first year of the 2+3 Tax Holiday. Accordingly, RDA Beijing was exempted from CIT for the years 2008 and 2009 and was subject to CIT at a rate of 12.5% in 2010 and will be subject to that rate in 2011 and 2012. RDA Beijing also qualified as a NHTE in 2008. However, it elected not to apply for the preferential CIT rate of 15% because RDA Beijing was entitled to a lower rate under 2+3 Tax Holiday.

Effective from February 22, 2008, the dividends declared out of the profits earned after January 1, 2008 by a FIE to its immediate holding company outside PRC would be subject to withholding taxes at a rate of 10%. A favorable withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. The Company’s subsidiaries in China are considered FIEs and are wholly owned by RDA Tech, incorporated in Hong Kong. According to the tax treaty between the PRC and Hong Kong, dividends payable to its Hong Kong parent from FIE in the PRC will be subject to withholding tax at a rate of 5%. The Company has not provided deferred taxes on the undistributed earnings of its FIEs in the PRC because the Company intents to indefinitely invest all of FIEs’ earnings to further expand its businesses in the PRC. If such earnings were distributed in the form of dividends, additional tax may result. Determination of the related amount of unrecognized deferred taxes is not practicable.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Statutory income tax rate	8.25%	8.25%	8.25%
Tax differential from statutory rate applicable to RDA Hong Kong	3.34%	0.05%	(0.15)%

Effective income tax rate	11.59%	8.30%	8.10%

Significant components of deferred tax assets

	December 31,
	2011	2012
Property and equipment basis difference	14	—
Net operating loss carry-forwards	—	—

Total deferred tax assets	14	—

Significant components of deferred tax liabilities

	December 31,
	2011	2012
Property and equipment basis difference	—	98

Total deferred tax liabilities	—	98

The provision for income taxes for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Current income tax expense	2,368	4,553	4,550
Deferred income tax expense	140	118	112
	2,508	4,671	4,662

As of December 31, 2012, the Company recorded a liability for uncertain tax provisions in accordance with ASC 740 that amounted to approximately USD230. The activity in the Company’s unrecognized tax benefits in 2010, 2011 and 2012 is summarized as follows:

Balance as of December 31, 2010	245
Reversal of accrual	(28)
Exchange rate difference	12

Balance as of December 31, 2011	229

Exchange rate difference	1

Balance as of December 31, 2012	230

The Company does not expect significant increases or decreases in unrecognized tax benefits within 12 months of December 31, 2012. The Company has not been subject to an examination by any major tax jurisdictions. The Company accrued interest and income tax penalties of USD161 and USD 164 as of December 31, 2011, and 2012, respectively for the uncertain tax provision identified. No income taxes or income tax penalties were paid in any of the periods presented.

The aggregated amount and per ordinary share effect of the tax holiday are as follows:

	For the Year Ended December 31,
	2010	2011	2012
The aggregated dollar effect	(146)	(687)	(1,312)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)

CONVERTIBLE REDEEMABLE PREFERRED SHARE	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARE
CONVERTIBLE REDEEMABLE PREFERRED SHARE

12. CONVERTIBLE REDEEMABLE PREFERRED SHARE

Series A Shares

In March 2004, the Company entered an agreement with an investor to sell an aggregate of 94,648,784 Series A Convertible Redeemable Preferred Shares (“Series A Shares”) and 8,000,775 ordinary shares.. Upon the first closing, the Company allocated proceeds of USD2,000 among the 8,000,775 ordinary shares, the 18,929,757 Series A Shares and the conditional fourth closing warrant, based on the relative fair value of each component, in the amount of USD422, USD1,297, and USD281, respectively. The warrant was classified as equity and recorded as an increase in additional paid-in capital.

Series B Shares

In December 2005, the warrant related to the fourth closing of Series A Shares was cancelled and concurrently, the Company issued a convertible promissory note (“Promissory Note”) to the Series A investor for consideration of USD5,000. The Promissory Note carried interest at a non-compounded 8% per annum, had no maturity date and is convertible into the Company’s next round of preferred shares. In November 2006, the Company and the investor agreed to convert the Promissory Note into 32,972,304 Series B Convertible Redeemable Preferred Shares (“Series B Shares”) at a per share price of USD0.1637738.

Series C Shares

In January 2007, the Company issued 30,008,554 Series C Convertible Redeemable Preferred Shares (“Series C Share”) for proceeds of USD10,000.

The above Series A Shares, Series B Shares and Series C Shares (collectively, “Preferred Shares”) were classified as mezzanine equity due to liquidation preferences and redemption rights that are outside the control of the Company.

The significant terms of the Preferred Shares are as follows:

Cumulative Dividends

Prior to 2007, the holders of Series A Shares and Series B Shares were entitled to receive cumulative dividends at the non-compound rate of twelve percent (12%) per annum of the issue price. In connection with the Series C financing in January 2007, the cumulative dividend rate on Series A Shares and Series B Shares was modified from 12% to 8% per annum of the issue price consistent with the Series C Shares effective from the issuance date. The change in the dividend rate has no impact on the Company’s consolidated financial statements as it is considered an agreement among the preferred shareholders in connection with the Series C financing. Dividends are payable upon (1) redemption of the Preferred Shares (see redemption terms below), or (2) a liquidation, dissolution or winding up of the Company.

Cumulative dividends up to the December 2008 modification date were included in accretion to the redemption value of Preferred Shares (see Accretion and Modification below).

Participating Rights

No dividend, whether in cash, in property or in shares of the capital of the Company, shall be paid on any other class or series of shares of the Company, unless and until all cumulative dividends are declared and paid, and dividends in like amount are first paid in full on the Preferred Shares (on an if-converted basis).

Conversion Rights

Each holder of Preferred Shares can convert all or any portion of outstanding Preferred Shares into ordinary shares at any time at the option of the holder. The initial conversion rate is one-for-one, subject to anti-dilutive provisions. In addition, the Preferred Shares will be automatically converted into ordinary shares upon the closing of a qualified initial public offering (“Qualified IPO”). A Qualified IPO is defined as a public offering on the Hong Kong Stock Exchange or other internationally recognized stock exchange, with gross proceeds to the Company in excess of USD50,000 and a minimum fully distributed market capitalization of USD200,000.

Voting rights

Each Preferred Share carried the number of votes equal to the number of ordinary shares issuable upon conversion. The holders of Preferred Shares shall generally vote together with the ordinary shareholders except for certain events as described in the Company’s Articles of Association which requires the prior written approval of holders of at least a majority of the outstanding Preferred Shares.

Liquidation preferences

In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or certain deemed liquidation events such as a change in control of more than 50% or sale of all or substantially all of the Company’s assets, the holders of the Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the ordinary shares, an amount equal to the original issue price of Preferred Shares plus all accrued or declared but unpaid dividends thereon, in order of preferences, first to the holders of Series C Shares, then to the holders of Series B Shares and then to the holders of the Series A Shares.

Redemption rights

In the event of (i) gross misrepresentation or fraud on the part of the Founder or the Company, or (ii) the Company’s failure to achieve annual sales target of USD100,000 in any one of the Company’s financial years that end on or prior to December 31, 2009, at the option of a majority of Preferred Shares holders, the Company shall redeem all Preferred Shares at the original Preferred Share purchase price plus all unpaid cumulative dividends as of the date of redemption. The Preferred Shares were modified to remove the redemption right linked to the annual sales target (see Modification below)

Accretion

Starting on the respective issuance date of the Preferred Shares, the Company accreted the Preferred Shares’ initial carrying values to their redemption value at December 31, 2009, the earliest redemption date, based on the effective interest method. Upon the issuance of the Series C Shares in January 2007, the Company adjusted the accretion on Series A Shares and Series B Shares to reflect the adjustment of the cumulative dividend rate from 12% to 8%. In December 2008, accretion was discontinued due to the modification described below.

Modification

In December 2008, shareholders of Preferred Shares agreed to remove the redemption right linked to the annual sales target described above from the Preferred Shares agreement for no consideration. The Company concluded that the removal of the redemption right is a modification of the terms of Preferred Shares (the “Modification”), which to the extent there is a decrease in fair value would result in a transfer of wealth to ordinary shareholders, computed as the difference between the fair value of Preferred Shares immediately before and after the modification. The modification to remove the redemption feature reduced the fair value of Series B Shares and Series C Shares by USD3 and USD252, respectively. The differences were recorded as additions to additional paid-in capital in shareholders’ deficit and a reduction to the carrying values of the Series B Shares and the Series C Shares at the same time, to reflect a capital contribution from the Preferred Shareholders as a result of giving up the redemption rights. At the same time, the modification to remove the redemption feature did not result in significant changes to the fair value of the Series A Shares.

Subsequent to the Modification, the redemption is not considered probable. As a result, the Company has discontinued further accretion of the carrying values on December 2008. However, the Company continues to record cumulative dividends before deriving the net income/(loss) attributable to ordinary shareholders.

Upon completion of the Company’s IPO in November 2010, all of the Company’s issued and outstanding convertible redeemable preferred shares were converted to 157,629,642 ordinary shares at the ratio of 1 to 1.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

13. ORDINARY SHARES

On January 27, 2004, the Company issued 100 ordinary shares to a founder at USD0.01 per share when the Company was incorporated.

For the years ended December 31, 2011 and 2012, the Company used USD14,229 and repurchased 1.7 million of its ADSs (10.4 million ordinary shares), see note 16 for details.

On March 22, 2012, in connection with the Coolsand IP acquisition, the Company issued 15 million ordinary shares as part of the purchase consideration to Coolsand (Note 8).

As of December 31, 2011 and 2012, the Company was authorized to issue a maximum number of 294 million ordinary shares, respectively, at a par value of USD 0.01 per share with the number of issued and outstanding shares of 254,451,268 and 278,597,522, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

On November 2, 2009, the Company authorized a share incentive plan (the “2009 Plan”). Subject to the 2009 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 30,000,000 ordinary shares. Under the 2009 Plan, the Company granted 7,260,134 Restricted Share Unit awards (the “RSU”) to certain employees on November 2, 2009. These awards will vest over a two to five year term from the grant date.

On January 18, 2010, the Company granted 108,107 RSUs to certain employees which will vest over a five year term. The grants carry both a Qualified IPO performance and service conditions that affect vesting. Upon the completion of a Qualified IPO, the Company recognised compensation expense for the grant date fair value of the vested awards utilizing the graded-vesting method. The grant date fair value of RSUs granted on January 18, 2010 was USD2.1531.

The RSUs are not entitled to voting or dividend rights until delivery of the ordinary shares.

The RSUs granted on November 2, 2009 and January 18, 2010 carried a Qualified IPO performance and service condition that affected vesting, as defined in ASC 718. As of December 31, 2009, the Company was not able to determine that it was probable that the performance condition would be satisfied until the completion of a Qualified IPO. Therefore, the Company did not recognize any share-based compensation expense on the RSUs for the year ended December 31, 2009.

On January 18, 2010, the Company cancelled 1,356,547 RSUs granted to certain employees on November 2, 2009 and concurrently granted Restricted Shares (the “RS”) with similar terms. The Company concluded that this amendment met the definition of an improbable-to-improbable modification because both the RSUs and RSs carry the same Qualified IPO performance and service conditions that affected vesting. The modification date incremental fair value was nil. Therefore, the Company has determined that there was no accounting for the RSs until the completion of a Qualified IPO, at which time the Company has begun to recognize the grant date fair value.

In May 2010, the Company cancelled 119,671 RSUs granted to certain employees on November 2, 2009 and 562,334 RSs granted to certain employees on January 18, 2010. Since both RSUs and RSs carried Qualified IPO performance condition that affected vesting, due to the fact that the Qualified IPO performance condition was not probable at the time of the grant and cancellation, the Company did not recognize any of the unrecognized compensation cost.

Upon the completion of the Company’s IPO in November 2010, the Company recognized USD 6,939 share-based compensation expense related to RSUs granted in November 2009 and January 2010 and RSs granted in January 2010 as these awards carried a Qualified IPO performance condition.

On April 22, 2011, the Company granted 139,998 RSUs to three independent directors vesting over a 7 month term.

The Company has also made the following option grants under the 2009 Plan (“2011 option grant”):

a)                      On April 20, 2011, the Company granted options to certain employees of the Company to purchase 1,194,984 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over two to five years following the grant date.

b)                      On July 6, 2011, the Company granted options to certain employees of the Company to purchase 1,879,885 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over four years following the grant date.

On May 9, 2012, the Company granted  78,504 RSUs to two independent directors vesting over a 6 months term.

On May 11, 2012, the Company granted 38,461 RSUs to one independent directors vesting over a 12 months term. On May 9, 2012, the Company granted options to certain employees of the Company to purchase 2,794,290 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over three and half years following the grant date.

All of the options granted in year ended 2011 and 2012 only carry service conditions that affect vesting.

Stock Options to Employees

The following table summarized the stock option activity under the Company’s 2005 Scheme and 2009 Plan (in USD, except shares):

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable options	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	16,984,871	0.1844	12,544,204	5.94	38,226,726

Granted	3,074,869	0.7000
Exercised	(1,962,906)	0.1310
Forfeited	(7,313)	0.7000

Outstanding at December 31, 2011	18,089,521	0.2776	14,003,243	5.79	27,931,425

Granted	2,794,290	0.7000
Exercised	(6,185,646)	0.1989
Forfeited	(80,245)	0.5754

Outstanding at December 31, 2012	14,617,920	0.3900	10,226,037	5.86	20,489,414

The aggregated intrinsic value of the exercisable options at December 31, 2012 was USD15,669.

The weighted average fair value of options granted during the year ended December 31, 2011 and 2012 was USD1.2671 and USD 1.2383, respectively. No stock options were granted in 2010. The total fair value of stock options vested during the years ended December 31, 2010, 2011 and 2012 was USD898, USD1,323 and USD1,755, respectively. The aggregate intrinsic value for stock options exercised during the years ended December 31, 2010, 2011 and 2012 was nil, USD3,319 and USD9,852, respectively.

As of December 31, 2011 and 2012, the unrecognized compensation cost of USD3,892 and USD5,508, respectively, after adjustment for estimated forfeitures, was related to unvested stock option awards granted to employees. Such unrecognized cost would be expected to be recognized over a weighted average period of 2.74 years and 2.85years, respectively.

As of December 31, 2011 and 2012, weighted average exercise price of exercisable options is USD 0.1946 and USD0.2594, respectively.

There were no options granted to the consultant in 2010, 2011 and 2012.

Under ASC 718, the Company applied the binomial valuation model in determining the fair value of options granted in 2011 and 2012 under the 2009 Plan as these options were granted in-the-money. The estimated value of options is determined based on the estimated value of the underlying ordinary shares, the exercise prices of the options, and the effect of the following assumptions using the binomial option pricing model:

	2011 Grant	2012 Grant
Risk-free interest rate (per annum) (1)	3.12%-3.43%	1.87%
Exercise multiple (2)	2.5-2.8	2.5
Expected volatility (3)	47.86%-48.08%	44.70%
Dividend yield (4)	—	—

(1)                  The risk-free interest rate is based on the market yield of the US Treasuries with maturity period that equals to the contractual life of the Share Options.

(2)                  The management estimates the options will be exercised when the spot price reaches 2.5-2.8 times of exercise price after becoming exercisable.

(3)                  This refers to the expected volatility of the future share price. Since the transaction history of the Company was short, the expected price volatility was based on the historical price volatility of the shares of the comparable companies of RDA.

(4)                  The Company has no expectation of paying dividends on its ordinary shares on respective grant dates.

RSUs to Employees

The following table summarizes RSU activity:

	Number of Shares	Number of vested and exercisable RSUs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	4,053,503	1,762,899	8.58	9,829,745

Granted	139,998
Vested	(1,318,964)
Forfeited	(9,101)

Outstanding at December 31, 2011	2,865,436	3,081,863	7.58	5,191,215

Granted	116,965
Vested	(1,202,502)
Forfeited	(28,380)

Outstanding at December 31, 2012	1,751,519	4,284,365	6.61	3,120,623

The fair value of the RSUs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSUs.

The weighted average fair value of RSUs granted during the years ended December 31, 2010, 2011 and 2012 was USD 2.1531, USD 2.1883and USD1.7954, respectively.

As of December 31, 2011 and 2012, the unrecognized compensation cost is USD1,753 and USD651, respectively, after adjustment for estimated forfeitures, was related to unvested RSUs granted to employees.

RSs to Employees

The following table summarizes RSs activity:

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable RSs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	569,186	0.01	225,027	8.58	1,380,276

Vested	(158,843)	0.01

Outstanding at December 31, 2011	410,343	0.01	383,870	7.58	743,405

Vested	(158,843)	0.01

Outstanding at December 31, 2012	251,500	0.01	542,713	6.58	448,089

The fair value of the RSs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSs.

The weighted average fair value of RSs granted during the years ended December 31, 2010 was USD1.7714.

The employees are required to pay the par value of USD 0.01 per share for their granted RSs.

As of December 31, 2011 and 2012, the unrecognized compensation cost is USD250 and USD90, respectively.

RECOURSE LOANS	12 Months Ended
Dec. 31, 2012
RECOURSE LOANS
RECOURSE LOANS

15. RECOURSE LOANS

In December 2009, the Company provided loans in the aggregate of USD1,795 with full recourse to certain employees to exercise their vested stock options. These loans have terms of one year and carry 4% interest per annum. The Company concluded that these loans were full recourse in substance and therefore, recognized the stock option exercises. The Company accounted for these recourse loans and related interest receivable as a contra-equity item on the consolidated balance sheets. These recourse loans with full recourse to certain employees to exercise their vested stock options were fully repaid by employees as of December 31, 2010.

During the year ended December 31, 2011 and 2012, the Company provided loans in the aggregate of USD509 and USD 1,048 respectively, with full recourse to certain employees to facilitate the employee’s personal financial engagement. The employee pledges the right, title and interest in the ordinary shares of the Company that the employee owns to secure this loan principal. The loans have terms of five to ten years. The interest rate was 1% per annum. The interest of the recourse loans is USD 13 for the year ended December 31, 2012. The Company accounted for these recourse loans as a contra-equity item on the consolidated balance sheets. The repayment of recourse loans are nil and USD 26, respectively in the year ended December 31, 2011 and 2012.

SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

16. SHARE REPURCHASE PROGRAM

In August 2011, the Company’s Board approved a share buy-back of up to USD5,000 of its ADSs and in October 2011, the Company’s Board approved to increase its share repurchase program up to USD15,000. Under this share repurchase program, the Company spent an aggregate purchase consideration of USD14,229 and repurchased approximate 1.7million of its ADSs (10.4 million ordinary shares), which were treated as treasury stock by the Company.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

17. EMPLOYEE BENEFITS

(i) Staff welfare benefit

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits. In accordance with the relevant regulations, the Company’s PRC subsidiaries are required to accrue for these benefits based on certain percentages of the employees’ salaries with a certain cap and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued. There are no further commitments or liabilities from the Company to the PRC employees after the contribution. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees. Expenses associated with such benefits amounted to USD1,477, USD2,075 and USD3,107 for the years ended December 31, 2010, 2011 and 2012, respectively.

(ii) Paid leave carried forward

The Company provides paid annual leave to its employees under their employment contracts on a calendar year basis. Under certain circumstances, such leave which remains untaken as at the balance sheet date is permitted to be carried forward and utilized by the respective employees in the following year. An accrual is made at the balance sheet date for the expected future cost of such paid leave earned during the year by the employees and carried forward. As of December 31, 2011 and 2012, the Company accrued liability for annual leave of USD459 and USD363, respectively.

(iii) Staff loans

The Company provides recourse loans to certain employees as discussed in Note 15. In addition, during the year ended December 31, 2012, the Company provided loans in the aggregate of USD 3,148 to certain employees to facilitate the employee’s personal housing financial engagement. The interest rate loan is 1% per annum. The loans have terms of five to ten years and are provided after the commercial bank approves to provide the mortgage loans to the respective employees with pledge on the collateral property.  According to the agreement entered into among the employees, the commercial bank and the Company, the pledge on the collateral property  can only be released to the employees with the consents from both commercial bank and the Company.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

18. EARNINGS PER SHARE

Basic and diluted net income attributable to the Company’s ordinary shareholders per ordinary share for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Numerator:
Net income for the year	19,132	51,630	52,904
Accretion/cumulative dividends for Preferred Shares	(1,741)	—	—
Amount allocated to participating preferred shareholders	(12,112)	—	—
Numerator for basic and diluted earnings per share	5,279	51,630	52,904
Denominator:
Weighted average ordinary shares outstanding for basic calculation	82,221,102	262,542,760	270,811,925
Dilutive effect of share-based awards	15,137,668	16,262,798	13,618,582
Denominator for diluted calculation	97,358,770	278,805,558	284,430,507
Basic earnings per ordinary share	0.06	0.20	0.20
Diluted earnings per ordinary share	0.05	0.19	0.19

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

The holder of the majority of the Company’s ordinary shares also holds a majority of the preferred shares of another two companies. During the years ended December 31, 2010, 2011 and 2012, the Company had the following transactions and balances with these two companies.

	For the Year Ended December 31,
	2010	2011	2012
Sales of products to a related party	1,143	706	1,204
Royalty fee charged to a related party	64	2,521	3,210
Purchase of materials on behalf of a related party	2,274	25,836	17,326
Commission fee recorded for a related party	—	531	684
Fees charged for material purchases on behalf of a related party	124	1,298	819
Purchase of IP license from another related party(Note 8)	—	—	46,000

Balances with the above affiliates as of the periods indicated are as follows:

	December 31,
	2011	2012
Due from a related party	22,822	—
Deposit fee paid to a related party for IP acquisition (Note 4)	2,220	—

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Intellectual Property Indemnification

The Company has agreed to indemnify certain customers for claims made against the Company’s products, where such claims allege infringement of third party intellectual property rights, including, but not limited to, patents, registered trademarks, and/or copyrights. Under the aforementioned indemnification clauses, the Company may be obligated to defend the customer and pay for the damages awarded against the customer under an infringement claim, including paying for the customer’s attorneys’ fees and costs. The Company’s indemnification obligations generally do not expire after termination or expiration of the agreement containing the indemnification obligation. In certain cases, there are limits on and exceptions to the Company’s potential liability for indemnification. Although, historically, the Company has not made significant payments under these indemnification obligations, the Company cannot estimate the amount of potential future payments, if any, that it might be required to make as a result of these agreements. However, the maximum potential amount of any future payments that the Company could be required to make under these indemnification obligations could be significant. Currently, the Company is not aware of any such claims.

Purchase Commitments

The Company purchases wafers from a variety of suppliers and uses several contract manufacturers to provide manufacturing services for its products. During the normal course of business, in order to manage manufacturing lead times and help ensure adequate supply, the Company issues purchase orders to suppliers and contract manufacturers. The purchase commitments arising from these purchase orders are noncancelable. The Company records a liability for noncancelable purchase commitments for quantities in excess of its future demand forecasts consistent with the valuation of the Company’s excess and obsolete inventory. The Company recorded such liabilities amounting to nil, USD235, and USD59 as of December 31, 2010, 2011 and 2012. As of December 31, 2011 and 2012, the Company had outstanding purchase orders in the amount of USD47,004 and USD78,780, respectively.

Legal Matters

The Company in the past received several claims that it may be infringing on the intellectual property rights of other parties. Should the Company elect to enter into license agreements with other parties or should the other parties resort to litigation, the Company may be obligated in the future to make payments or to compensate these third parties. As of December 31, 2012, there was no unsettled claim or litigation against the Company.

Operating Lease Commitments

The Company has entered into noncancelable rental agreements with property management for office premises. The minimum future lease payments under noncancelable operating leases as of December 31, 2011 and 2012 are as follows:

	December 31
	2011	2012
2012	1,344	—
2013	802	1,534
2014	215	556
	2,361	2,090

Rental expenses for the years ended December 31, 2010, 2011 and 2012 were USD500, USD813 and USD1,301, respectively.

Capital Commitments

As of December 31, 2011 and 2012, the Company had contracted for capital expenditures on equipment of approximately USD 23 and USD98, respectively.

Other Commitments

The Company’s agreements with third parties for software license fees have the following future payments as of December 31, 2011 and 2012:

	December 31
	2011	2012
2012	16,594	—
2013	1,163	5,766
2014	—	2,197
2015	—	933
2016	—	180
	17,757	9,076

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation	(1) Basis of Presentation The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of Consolidation

(2) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

(3) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ materially from such estimates.

Fair Value of Financial Instruments

(4) Fair Value of Financial Instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for financial assets and liabilities. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value. The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and certain accrued expenses. Short-term investments are limited to time deposits with original maturities longer than three months and less than one year. As of December 31, 2011 and 2012, the respective carrying values of financial instruments approximated their fair values based on their short-term maturities.

Financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Level 1	Level 2	Level 3	Total
As of December 31, 2011
Cash equivalents	42,384	—	—	42,384
Short-term investments	—	76,009	—	76,009

Total	42,384	76,009	—	118,393

	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Cash equivalents	35,001	—	—	35,001
Short-term investments	—	42,377	—	42,377

Total	35,001	42,377	—	77,378

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360—10-35, long-lived assets held and used were written down to their fair value whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The determination of fair value of the long-lived assets acquired involves significant judgments and estimates, including, but are not limited to, comparable market transactions, quotes, future cash flows, business plans, technological improvements or obsolesces, and operating results. Impairment charges of nil, nil and USD48 related to investment were recognized for the years ended December 31, 2010, 2011 and 2012 (Note 9).

Financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Carrying	Fair Value Measurement Using
	Amount	Level 1	Level 2	Level 3	Total Loss
As of December 31, 2012
Investment	—	—	—	—	(48)

Cash and Cash Equivalents	(5) Cash and Cash Equivalents Cash and cash equivalents are cash on demand, money market fund and time deposits with original maturities of three months or less.
Short-term Investments	(6) Short-term Investments Short-term investments are time deposits with original maturities longer than three months and less than one year.
Concentration of Credit Risks

(7) Concentration of Credit Risks

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, restricted cash and accounts receivable.

As of December 31, 2011 and 2012, substantially all of the Company’s cash and cash equivalents and time deposits were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Company has not experienced any losses on its deposits of cash and cash equivalents, short-term investments and restricted cash.

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue for the years ended December 31, 2010, 2011 and 2012, and over 10% of accounts receivable as of December 31, 2011 and 2012, respectively:

	Year Ended December 31,
Revenue	2010	2011	2012
Company A	53%	52%	49%
Company B	—	18%	19%
Company C	15%	14%	13%
Company D	12%	1%	—

	December 31,
Accounts receivable	2011	2012
Company A	22%	52%
Company B	3%	18%
Company C	11%	16%
Company E	53%	—

The Company establishes credit limits for each distributor and customers and reviews such limits prior to product shipment. The Company believes that its distributors have high credit quality. As a result, it is not exposed to unusual credit risk and generally does not require collateral from the distributors. The Company has not experienced any credit loss from its distributors.

Allowance for Doubtful Accounts

(8) Allowance for Doubtful Accounts

Accounts receivable are initially recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and economic conditions that may affect a customer’s ability to pay. The Company did not record any allowance for doubtful accounts as of December 31, 2011 and 2012. For the periods presented, the Company did not write off any accounts receivable.

Inventories

(9) Inventories

Inventories are stated at the lower of cost (weighted average) or market. Cost comprises of direct material, shipping and handling, and overhead incurred to bring the inventories to their present location and condition. Due to its master agreements with distributors allowing for price protection and product return, the Company’s inventory balance includes products at cost held by distributors that have not been sold through to customers, even though the distributors hold legal title to such products. The Company performs impairment testing based on the following assessment for inventories held at the Company’s premises and held by distributors. Inventory write-downs are provided for obsolete and excess inventory based on management’s forecasts of demand over specific future time horizons, and for the excess of the carrying value over their estimated market value less costs to dispose which relies on forecasts of average selling prices in future periods. If economic, competitive or other factors cause market conditions to be less favorable than those projected by management, additional inventory write-downs may be required and they could have a material adverse effect on the Company’s future results of operations. In addition, the Company records a liability for firm, noncancelable, and unconditional purchase commitments with suppliers for quantities in excess of the Company’s future demand forecasts consistent with its valuation of excess and obsolete inventory.

Property and Equipment

(10) Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which are computed using the straight-line method over the following estimated useful lives:

Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives

Repair and maintenance costs are expensed as incurred. Upon retirement or other disposition of property and equipment, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in operations.

Business combination

(11)Business combination

U.S. GAAP requires that all business combinations be accounted for under the purchase method. In accordance with ASC 805, “Business combinations”, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Investments

(12)Investments

The Company applies ASC 323, Investments, in accounting for its investments. Under ASC 323, equity method is used for investments in entities in which the Company has the ability to exercise significant influence but does not otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. As of December 31, 2011 and 2012, the Company does not have any investments accounted for under equity method and has one investment accounted for using cost method as described in Note 9.

The Company reviews its investments to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value, which becomes the new basis of the investment.  In 2012, the Company recorded an impairment loss of USD48.

Intangible Assets

(13) Intangible Assets

Intangible assets consists of software licenses and technologies the Company purchased or acquired through business acquisition (Note 8). Purchased intangible assets are stated at cost, net of accumulated amortization, and are amortized using the straight-line method over their estimated useful lives.

Impairment of Long-lived Assets

(14) Impairment of Long-lived Assets

In accordance with ASC 350, Intangibles — Goodwill and others, the Company reviews the carrying value of goodwill for possible impairment on annual basis, or more frequently when events or change in circumstances indicate that it might be impaired. The goodwill impairment test is a two-step process. The first step of the impairment analysis compares the fair value of the reporting unit to the net book value of the reporting unit. In determining fair value, several valuation methodologies are allowed, although quoted market prices are the best evidence of fair value. If the results of the first step demonstrate that the net book value is greater than the fair value, the Company must proceed to step two of the analysis. Step two of the analysis compares the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The Company tests goodwill for impairment annually as of the first day of its fourth fiscal quarter and in interim periods if events occur that would indicate that the carrying value of goodwill may be impaired.

For the impairment testing for the long lived assets other than goodwill, the Company applies ASC 360, Property, Plant and Equipment, in accordance with which, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets.

No impairment of long-lived assets was recorded for the periods presented and the fair value of the reporting unit is substantially in excess of the carrying value of the goodwill for 2012 annual goodwill impairment test.

Revenue Recognition

(15) Revenue Recognition

In accordance with ASC 605, Revenue Recognition, the Company recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.

The Company sells the majority of its products through distributors under arrangements allowing for price protection and product return. If the Company decreases the price of any products, a distributor will receive a credit to adjust the inventory held by the distributor to the new decreased price. In addition, if the price to the customer was lower than the price paid to the Company by the distributor, the distributor will receive a credit for the difference. The master agreements with distributors do not restrict the amount or time period of price protection on unsold products. Through December 31, 2011 and 2012, the Company has not experienced such a price decline that would reduce selling price below cost. The amount or time period of return rights vary by distributor, but generally, distributors have the right to return unsold products. Due to rapid changes in technology, consumer preferences and prices, the Company cannot reliably estimate its returns or price adjustments. Accordingly, the Company does not recognize revenue until the products are sold to the customers by the distributors and the above criteria are met. The related products held by distributors are included in the Company’s inventory balance at lower of cost or market price. The Company records product shipping costs in cost of sales. The Company’s distribution agreements are effective until terminated by either party and may be terminated by either party without cause with 30 days’ written notice. In the event of termination, the Company is required to repurchase unsold inventory from the distributor, and if the distributor terminates without cause, the repurchase price will be reduced by a 5% handling charge.

The Company also provides rebate to certain selected customers in cash or free products where the Company agreed to reimburse these customers for any purchase price they paid to the distributors or the Company exceeds the price the Company agreed directly with them. The cash rebate is recorded as a reduction of revenue and free product rebate is recorded as a cost of revenue when revenue is recognized.

For the years ended December 31, 2010, 2011 and 2012, 90%, 90% and 92% of the total revenue are from sales through distributors.

The Company does not accept product returns from customers except for returns subject to warranty. The Company accrues for warranty costs based on its historical experience. As of December 31, 2011 and 2012, the Company accrued for warranty of USD 495 and USD 351, respectively. For the years ended December 31, 2010, 2011 and 2012, the warranty expenses was USD 251, USD 332 and USD 258, respectively.

Deferred Revenue

(16) Deferred Revenue

Deferred revenue includes the amounts received in advance relating to the Company’s products held by the distributors, which will be recognized as revenue when the distributors sell these products to customers.

Government Subsidies

(17) Government Subsidies

Government subsidies related to the Company’s research and development activities are originally recorded as liabilities when received and then are recognized as a reduction to expenses in the period when the Company has reasonable assurance that it complies with the conditions attached to the subsidies and the subsidies are received. This is typically after the Company passes an inspection. If the subsidy does not carry any conditions, the Company records the amount as a reduction of research and development expense in the period the cash is received. Government subsidies related to depreciable assets are recorded as a reduction to the carrying value of the related assets. For the years ended December 31, 2010, 2011 and 2012, the Company recorded USD453, USD nil and USD1,759 government subsidies as a deduction to research and development expense. For the years ended December 31, 2010, 2011 and 2012, the Company recorded nil government grants as a deduction to the carrying value of the depreciable assets. As of December 31, 2011 and 2012, the Company record a deferred liability for cash subsidy received from the PRC government of approximately USD1,676 and nil, respectively.

Research and Development Costs

(18) Research and Development Costs

The Company’s research and development cost, which mainly includes salaries, material costs, license fees paid to third parties for developed technologies and specific equipment depreciation, are expensed as incurred.

Licenses purchased to support the Company’s ongoing research and development activities are capitalized only when related to products have achieved technological feasibility or have an alternative future use. They are capitalized as intangible assets and are amortized over their estimated useful lives.

Advertising costs	(19) Advertising costs The Company expenses all advertising costs as incurred. Advertising costs were not material for any of the periods presented.
Operating Leases

(20) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments net of incentives from the leasing company are expensed on a straight-line basis over the lease periods.

Share-based Compensation

(21) Share-based Compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

The Company accounts for the grant to nonemployees under the provision of ASC 505-50, Equity- Based Payments to Nonemployees in the statements of operations. The options granted to nonemployees are recognized in the financial statements at fair value on the date when the consultant’s performance is complete. The Company recognizes such compensation expense in operating expenses once they are vested.

Income Taxes

(22) Income Taxes

The Company adopted ASC 740, Income Tax, according to which income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company classifies the deferred tax assets which are expected to be realized over one year in noncurrent assets. Generally accepted accounting principles require that the realizability of net deferred tax assets be evaluated on an ongoing basis. A valuation allowance is recorded to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Accordingly, the Company considers various tax planning strategies, forecasts of future taxable income and its most recent operating results in assessing the need for a valuation allowance. A valuation allowance is recorded where it is more likely than not that the loss carry-forwards and deferred tax assets will not be realized. The effect on deferred tax assets and liabilities arising from a change in tax rates is recognized in the statements of operations in the period of such change.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in the financial statements and prescribes a recognition threshold and a measurement attribute for financial statement recognition and measurement of tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, but it prohibits any discounting of any of the related tax effects for the time value of money. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as other expenses. ASC 740 also mandates expanded financial statement disclosure about uncertainty in income tax reporting positions.

Comprehensive Income

(23) Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative adjustments from foreign currency translation.

PRC Statutory Reserves

(24) PRC Statutory Reserves

The Company’s PRC subsidiaries are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations until the general reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. During the year ended 2010, 2011 and 2012, no statutory reserves have been resolved to appropriate by the board of directors of the Company’s PRC subsidiaries..

Dividends

(25) Dividends

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined by PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves as described in Note 2(24).

Segment Reporting

(26) Segment Reporting

Based on the criteria established by ASC 280 Segment Reporting, the Company currently operates and manages its business as a single operating segment. The Company primarily generates its revenues all from distributors located in Hong Kong. For the years ended December 31, 2010, 2011 and 2012, 10%, 10%, and 8% of the total revenue, respectively, are from direct sales to customers which are located in the PRC and Hong Kong. The revenue from the direct-sale customer of the Company located outside the PRC and Hong Kong is not material for all periods presented. In addition, all of the Company’s long-lived assets are located in the PRC and Hong Kong. The Company does not present enterprise-wide product disclosures because its products are essentially the same.

Earnings Per Share

(27) Earnings Per Share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participation rights. Net losses are not allocated to other participating securities if based on their participation rights they are not obligated to fund losses. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Foreign Currency Translation and Foreign Currency Risk

(28) Foreign Currency Translation and Foreign Currency Risk

The functional currency of the Company, RDA Micro (BVI), RDA International and RDA Tech is the United States dollar (“USD”). The functional currency of the Company’s subsidiaries in the PRC, RDA Shanghai RDA Shanghai Tech and RDA Beijing, is the Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date and nonmonetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the historical exchange rate. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred.

Transaction gains and losses are recognized in the consolidated statements of operations.

The Company has chosen the USD as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as foreign currency translation adjustment which is a component of shareholders’ equity / (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and time deposit denominated in RMB amounted to USD35,877 and USD 73,210 as of December 31, 2011 and 2012, respectively.

Recently Issued Accounting Standards

(29) Recently Issued Accounting Standards

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. This Update requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This Update is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of this Update is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of this Update is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update is not expected to have a material impact on the Company’s consolidated financial statements.

DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
ScheduleOfSubsidiariesAbstract
Schedule of wholly-owned subsidiaries of the Company

Name of subsidiaries	Place of incorporation	Date of incorporation	Principal activities

RDA Micro BVI	BVI	January 8, 2004	Investment in other subsidiaries

RDA International, Inc. (“RDA International”)	BVI	September 30, 2005	Dormant since January 1, 2010 (Purchase of materials and holding of intellectual properties (“IP”) prior to December 31, 2009)

RDA Technologies, Inc. (“RDA US”)	United States of America (“US”)	September 24, 2004	Dormant (closed in 2009)

RDA Technologies Limited (“RDA Tech”)	Hong Kong	November 14, 2007	Purchase of materials and holding of intellectual properties (“IP”) since January 1, 2010; Sales of products

RDA Microelectronics (Shanghai) Co., Ltd. (“RDA Shanghai”)	Shanghai, the People’s Republic of China (“PRC”)	April 13, 2004	Research and development

RDA Microelectronics (Beijing) Co., Ltd. (“RDA Beijing”)	Beijing, PRC	December 20, 2005	Research and development

RDA Microelectronics Technology (Shanghai) Co., Ltd. (“RDA Shanghai Tech”)	Shanghai, PRC	June 27, 2012	Research and development; Sales of products

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy

	Level 1	Level 2	Level 3	Total
As of December 31, 2011
Cash equivalents	42,384	—	—	42,384
Short-term investments	—	76,009	—	76,009

Total	42,384	76,009	—	118,393

	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Cash equivalents	35,001	—	—	35,001
Short-term investments	—	42,377	—	42,377

Total	35,001	42,377	—	77,378

Schedule of financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy
	Carrying	Fair Value Measurement Using
	Amount	Level 1	Level 2	Level 3	Total Loss
As of December 31, 2012
Investment	—	—	—	—	(48)

Summary of the percentage of the Company's revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue and over 10% of accounts receivable

	Year Ended December 31,
Revenue	2010	2011	2012
Company A	53%	52%	49%
Company B	—	18%	19%
Company C	15%	14%	13%
Company D	12%	1%	—

	December 31,
Accounts receivable	2011	2012
Company A	22%	52%
Company B	3%	18%
Company C	11%	16%
Company E	53%	—

Schedule of estimated useful lives of property and equipment
Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	December 31,
	2011	2012
Raw materials	10,861	19,731
Work in progress	—	—
Finished goods	25,234	32,276
	36,095	52,007

Schedule of movement of inventory write-downs

	For the Year Ended December 31,
	2010	2011	2012
Beginning of year	3,442	4,914	9,062
Addition during the year	3,120	11,037	7,232
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	1,536	—	198
Write-off during the year	(3,184)	(6,889)	(6,893)

End of year	4,914	9,062	9,599

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2011	2012
Prepaid license fees and usage fee	1,627	4,476
Prepaid income tax	1,768	3,390
Proceeds receivable from the employees' exercise and sales of equity awards	525	1,515
Advance to supplier	—	500
Deposit for share repurchase program	477	483
Prepayment to customs	—	365
Rental deposits	76	198
Interest receivable	308	81
Prepayment for IP acquisition	2,220	—
Others	121	294
	7,122	11,302

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2011	2012
Equipment and office furniture	7,542	14,554
Motor vehicles	43	43
Software	261	262
Leasehold improvement	1,114	1,137
	8,960	15,996
Less: Accumulated depreciation and amortization	(3,509)	(5,801)
	5,451	10,195

Schedule of estimated depreciation and amortization expenses from existing property and equipment

The Company estimated its depreciation and amortization expenses from its existing property and equipment as of December 31, 2012 in the future as follows:

2013	2,950
2014	2,742
2015	2,138
2016	1,723
2017	642
2018 and thereafter	—
10,195

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets

	December 31,
	2011	2012
Intangible assets
Intangible assets from Coolsand acquisition (Note 8)	—	37,100
Trident intellectual property (1)	—	16,406
Other software license and technology	—	8,933
	—	62,439

Less: accumulated amortization
Intangible assets from Coolsand acquisition	—	5,764
Trident intellectual property	—	1,511
Other software license and technology	—	256
	—	7,531

Net book value
Intangible assets from Coolsand acquisition	—	31,336
Trident intellectual property	—	14,895
Other software license and technology	—	8,677
	—	54,908

(1)         In March 2012, the Company purchased a non-exclusive, worldwide, non-transferable license from Trident Microsystems, Inc. (“Trident”) to develop, manufacture and sell derivative versions of the Trident SX5 Digital TV System on Chip (“SoC”) platform for a period of 10 years. Total consideration for such license was USD 16 million.

Schedule of estimated amortization expenses from existing intangible assets

The Company estimated its amortization expenses from its existing intangible assets as of December 31, 2012 in the future as follows:

2013	11,190
2014	11,190
2015	11,104
2016	10,452
2017	3,486
2018 and thereafter	7,486
54,908

OTHER LONG TERM ASSET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM ASSET
Schedule of other long term asset

	December 31,
	2011	2012
Long term deposit	240	152
Long term prepayment for property and equipment	310	96
Housing loan to employees (Note 17)	—	3,148
Long term prepayment for license fee *	7,500	—
	8,050	3,396

Note * - Included in long term prepayment for license fee as of December 31, 2011 was $7.5 million prepayment for an intellectual property license and development agreement the Company signed with Trident on December 29, 2011. Please refer to Note 6.

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
Schedule of settlement of total purchase consideration

Total purchase consideration	USD

Deposit fee the Company paid prior to the completion of the acquisition	8,220
Offset of the accounts receivable due from Coolsand	11,955
Issuance of ordinary shares	25,825
46,000

Schedule of allocation of the purchase price of the assets acquired based on their fair values
	Amount	Amortization Period
Acquired identifiable intangible assets
Baseband technologies	37,100	5 years
Goodwill	8,900
Total	46,000

Schedule of unaudited pro-forma information
	December 31,
	2011	2012
Pro-forma net revenues	308,189	412,676
Pro-forma net income	41,898	50,305
Earnings per ordinary share - Basic	0.16	0.19
Earnings per ordinary share - Diluted	0.15	0.18

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012
Accrued payroll and other compensation, including annual performance bonus	13,738	17,089
Accrued license fee	560	7,390
Taxes payable	4,953	4,881
Accrued warranty	596	2,398
Accrued professional services fees	1,039	1,052
Rebate to end customers and distributors	1,526	1,034
Withholding tax payable	224	759
Accrued royalty	999	750
Unearned commission received from depository bank	677	439
Accrued annual leave	459	363
Accrued freight	170	272
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	235	59
Advances from customers	332	17
Unearned government subsidies	1,676	—
Others	1,069	1,366
	28,253	37,869

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of reconciliation between the statutory income tax rate and the Company's effective tax rate

	For the Year Ended December 31,
	2010	2011	2012
Statutory income tax rate	8.25%	8.25%	8.25%
Tax differential from statutory rate applicable to RDA Hong Kong	3.34%	0.05%	(0.15)%

Effective income tax rate	11.59%	8.30%	8.10%

Schedule of significant components of deferred tax assets and deferred tax liabilities

Significant components of deferred tax assets

	December 31,
	2011	2012
Property and equipment basis difference	14	—
Net operating loss carry-forwards	—	—

Total deferred tax assets	14	—

Significant components of deferred tax liabilities

	December 31,
	2011	2012
Property and equipment basis difference	—	98

Total deferred tax liabilities	—	98

Schedule of provision for income taxes
	For the Year Ended December 31,
	2010	2011	2012
Current income tax expense	2,368	4,553	4,550
Deferred income tax expense	140	118	112
	2,508	4,671	4,662

Summary of activity in the Company's unrecognized tax benefits
Balance as of December 31, 2010	245
Reversal of accrual	(28)
Exchange rate difference	12

Balance as of December 31, 2011	229

Exchange rate difference	1

Balance as of December 31, 2012	230

Schedule of aggregated amount and per ordinary share effect of the tax holiday

	For the Year Ended December 31,
	2010	2011	2012
The aggregated dollar effect	(146)	(687)	(1,312)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of stock option activity

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable options	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	16,984,871	0.1844	12,544,204	5.94	38,226,726

Granted	3,074,869	0.7000
Exercised	(1,962,906)	0.1310
Forfeited	(7,313)	0.7000

Outstanding at December 31, 2011	18,089,521	0.2776	14,003,243	5.79	27,931,425

Granted	2,794,290	0.7000
Exercised	(6,185,646)	0.1989
Forfeited	(80,245)	0.5754

Outstanding at December 31, 2012	14,617,920	0.3900	10,226,037	5.86	20,489,414

Schedule of assumptions used to determine the estimated value of options

	2011 Grant	2012 Grant
Risk-free interest rate (per annum) (1)	3.12%-3.43%	1.87%
Exercise multiple (2)	2.5-2.8	2.5
Expected volatility (3)	47.86%-48.08%	44.70%
Dividend yield (4)	—	—

(1)                  The risk-free interest rate is based on the market yield of the US Treasuries with maturity period that equals to the contractual life of the Share Options.

(2)                  The management estimates the options will be exercised when the spot price reaches 2.5-2.8 times of exercise price after becoming exercisable.

(3)                  This refers to the expected volatility of the future share price. Since the transaction history of the Company was short, the expected price volatility was based on the historical price volatility of the shares of the comparable companies of RDA.

(4)                  The Company has no expectation of paying dividends on its ordinary shares on respective grant dates.

Summary of RSU activity

	Number of Shares	Number of vested and exercisable RSUs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	4,053,503	1,762,899	8.58	9,829,745

Granted	139,998
Vested	(1,318,964)
Forfeited	(9,101)

Outstanding at December 31, 2011	2,865,436	3,081,863	7.58	5,191,215

Granted	116,965
Vested	(1,202,502)
Forfeited	(28,380)

Outstanding at December 31, 2012	1,751,519	4,284,365	6.61	3,120,623

Summary of RSs activity

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable RSs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	569,186	0.01	225,027	8.58	1,380,276

Vested	(158,843)	0.01

Outstanding at December 31, 2011	410,343	0.01	383,870	7.58	743,405

Vested	(158,843)	0.01

Outstanding at December 31, 2012	251,500	0.01	542,713	6.58	448,089

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Schedule of basic and diluted net income attributable to the Company's ordinary shareholders per ordinary share

	For the Year Ended December 31,
	2010	2011	2012
Numerator:
Net income for the year	19,132	51,630	52,904
Accretion/cumulative dividends for Preferred Shares	(1,741)	—	—
Amount allocated to participating preferred shareholders	(12,112)	—	—
Numerator for basic and diluted earnings per share	5,279	51,630	52,904
Denominator:
Weighted average ordinary shares outstanding for basic calculation	82,221,102	262,542,760	270,811,925
Dilutive effect of share-based awards	15,137,668	16,262,798	13,618,582
Denominator for diluted calculation	97,358,770	278,805,558	284,430,507
Basic earnings per ordinary share	0.06	0.20	0.20
Diluted earnings per ordinary share	0.05	0.19	0.19

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of transactions with related companies

	For the Year Ended December 31,
	2010	2011	2012
Sales of products to a related party	1,143	706	1,204
Royalty fee charged to a related party	64	2,521	3,210
Purchase of materials on behalf of a related party	2,274	25,836	17,326
Commission fee recorded for a related party	—	531	684
Fees charged for material purchases on behalf of a related party	124	1,298	819
Purchase of IP license from another related party(Note 8)	—	—	46,000

Schedule of balances with affiliates
	December 31,
	2011	2012
Due from a related party	22,822	—
Deposit fee paid to a related party for IP acquisition (Note 4)	2,220	—

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of minimum future lease payments under noncancelable operating leases
	December 31
	2011	2012
2012	1,344	—
2013	802	1,534
2014	215	556
	2,361	2,090

Schedule of future payments for the Company's agreements with third parties for software license fees
	December 31
	2011	2012
2012	16,594	—
2013	1,163	5,766
2014	—	2,197
2015	—	933
2016	—	180
	17,757	9,076

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Short-term investments	$ 42,377	$ 76,009
Total Loss	(48)
Recurring | Level 1
Fair Value of Financial Instruments
Cash equivalents	35,001	42,384
Total	35,001	42,384
Recurring | Level 2
Fair Value of Financial Instruments
Short-term investments	42,377	76,009
Total	42,377	76,009
Recurring | Total
Fair Value of Financial Instruments
Cash equivalents	35,001	42,384
Short-term investments	42,377	76,009
Total	$ 77,378	$ 118,393

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue | Customer concentration | Company A
Concentration of Credit Risks
Concentration risk percentage	49.00%	52.00%	53.00%
Revenue | Customer concentration | Company B
Concentration of Credit Risks
Concentration risk percentage	19.00%	18.00%
Revenue | Customer concentration | Company C
Concentration of Credit Risks
Concentration risk percentage	13.00%	14.00%	15.00%
Revenue | Customer concentration | Company D
Concentration of Credit Risks
Concentration risk percentage		1.00%	12.00%
Accounts receivable | Credit concentration | Company A
Concentration of Credit Risks
Concentration risk percentage	52.00%	22.00%
Accounts receivable | Credit concentration | Company B
Concentration of Credit Risks
Concentration risk percentage	18.00%	3.00%
Accounts receivable | Credit concentration | Company C
Concentration of Credit Risks
Concentration risk percentage	16.00%	11.00%
Accounts receivable | Credit concentration | Company E
Concentration of Credit Risks
Concentration risk percentage		53.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 item
Investments
Impairment loss	$ 48
Number of investments accounted for under cost method	1
Equipment and office furniture | Minimum
Property and Equipment
Estimated useful lives	3 years
Equipment and office furniture | Maximum
Property and Equipment
Estimated useful lives	5 years
Motor vehicles
Property and Equipment
Estimated useful lives	5 years
Software
Property and Equipment
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Period of cancellation of distribution agreement by way of written notice	30 days
Percentage of handling charges to be reduced from repurchase price on termination by distributor without cause	5.00%
Percentage of total revenue from sales through distributors	92.00%	90.00%	90.00%
Accrued warranty	$ 2,398	$ 596
Warranty expenses	258	332	251
Government Subsidies
Amount of government grant subsidies recorded as a deduction to research and development expense	1,759		453
Amount of deferred liability recorded for cash subsidy received from the PRC government		$ 1,676

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (PRC subsidiaries)	12 Months Ended
Dec. 31, 2012
PRC subsidiaries
PRC Statutory Reserves
Allocation of after-tax profits to general reserve fund, minimum (as a percent)	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation and Foreign Currency Risk
Cash and cash equivalents, restricted cash and time deposit denominated in RMB	73,210	35,877
Revenue | Geographic concentration risk | PRC
Segment Reporting
Concentration risk percentage	8.00%	10.00%	10.00%

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES
Raw materials	$ 19,731	$ 10,861
Finished goods	32,276	25,234
Inventory	52,007	36,095
Carrying value of finished goods held by distributors	6,336	5,819
Inventory write-down	7,232	11,037	3,120
Carrying value of inventory written-down to zero balance	8,086	8,479
Movement of inventory write-downs
Beginning of year	9,062	4,914	3,442
Addition during the year	7,232	11,037	3,120
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	198		1,536
Write-off during the year	(6,893)	(6,889)	(3,184)
End of year	$ 9,599	$ 9,062	$ 4,914

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid license fees and usage fee	$ 4,476	$ 1,627
Prepaid income tax	3,390	1,768
Proceeds receivable from the employees' exercise and sales of equity awards	1,515	525
Advance to supplier	500
Deposit for share repurchase program	483	477
Prepayment to customs	365
Rental deposits	198	76
Interest receivable	81	308
Prepayment for IP acquisition		2,220
Others	294	121
Prepaid expenses and other current assets	$ 11,302	$ 7,122

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Property and equipment, gross	$ 15,996	$ 8,960
Less: Accumulated depreciation and amortization	(5,801)	(3,509)
Property and equipment, net	10,195	5,451
Depreciation expense	2,292	1,125	754
Estimated depreciation and amortization expenses from existing property and equipment
2013	2,950
2014	2,742
2015	2,138
2016	1,723
2017	642
Property and equipment, net	10,195	5,451
Equipment and office furniture
Property and Equipment
Property and equipment, gross	14,554	7,542
Motor vehicles
Property and Equipment
Property and equipment, gross	43	43
Software
Property and Equipment
Property and equipment, gross	262	261
Leasehold improvement
Property and Equipment
Property and equipment, gross	$ 1,137	$ 1,114

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
INTANGIBLE ASSETS
Intangible assets		$ 62,439
Less: accumulated amortization		7,531
Net book value		54,908
Total consideration paid in cash		11,350
Estimated amortization expenses from existing intangible assets
2013		11,190
2014		11,190
2015		11,104
2016		10,452
2017		3,486
2018 and thereafter		7,486
Net book value		54,908
Amortization expense		7,531
Trident intellectual property
INTANGIBLE ASSETS
Intangible assets		16,406
Less: accumulated amortization		1,511
Net book value		14,895
Period of non-exclusive, worldwide, non-transferable license	10 years
Total consideration paid in cash	16,000
Estimated useful life		10 years
Estimated amortization expenses from existing intangible assets
Net book value		14,895
Other software license and technology
INTANGIBLE ASSETS
Intangible assets		8,933
Less: accumulated amortization		256
Net book value		8,677
Estimated amortization expenses from existing intangible assets
Net book value		8,677
Other software license and technology | Minimum
INTANGIBLE ASSETS
Estimated useful life		3 years
Other software license and technology | Maximum
INTANGIBLE ASSETS
Estimated useful life		10 years
Coolsand acquisition
INTANGIBLE ASSETS
Intangible assets		37,100
Less: accumulated amortization		5,764
Net book value		31,336
Estimated useful life		5 years
Estimated amortization expenses from existing intangible assets
Net book value		$ 31,336

OTHER LONG TERM ASSET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG TERM ASSET
Long term deposit	$ 152	$ 240
Long term prepayment for property and equipment	96	310
Housing loan to employees (Note 17)	3,148
Long term prepayment for license fee		7,500
Other long term asset	3,396	8,050
OTHER LONG TERM ASSET
Long term prepayment for license fee		7,500
Trident intellectual property
OTHER LONG TERM ASSET
Long term prepayment for license fee		7,500
OTHER LONG TERM ASSET
Long term prepayment for license fee		$ 7,500

BUSINESS COMBINATIONS (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Purchase consideration
Deposit fee the Company paid prior to the completion of the acquisition		$ 6,000,000	$ 2,220,000
Offset of the accounts receivable due from Coolsand		11,955,000
Coolsand acquisition
BUSINESS COMBINATIONS
Purchase consideration in cash	20,175,000
Number of ordinary shares issued	15,000,000
Market value of shares issued	25,825,000	25,825,000
Number of ordinary shares represents under American Depositary Shares	6
Purchase consideration
Deposit fee the Company paid prior to the completion of the acquisition		8,220,000
Offset of the accounts receivable due from Coolsand		11,955,000
Issuance of ordinary shares	25,825,000	25,825,000
Total purchase consideration		46,000,000
Allocation of the purchase price of the assets acquired based on their fair values
Goodwill		8,900,000
Total		46,000,000
Unaudited Pro-forma information
Pro-forma net revenues		412,676,000	308,189,000
Pro-forma net income		50,305,000	41,898,000
Earnings per ordinary share - Basic (in dollars per share)		$ 0.19	$ 0.16
Earnings per ordinary share - Diluted (in dollars per share)		$ 0.18	$ 0.15
Coolsand acquisition | Baseband technologies
Allocation of the purchase price of the assets acquired based on their fair values
Acquired identifiable intangible assets		$ 37,100,000
Acquired identifiable intangible assets, amortization period		5 years

INVESTMENT (Details) (Lulian, USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Lulian
INVESTMENT
Percentage of ownership interest acquired through RDA Shanghai	10.00%
Consideration amount	$ 48

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and other compensation, including annual performance bonus	$ 17,089	$ 13,738
Accrued license fee	7,390	560
Taxes payable	4,881	4,953
Accrued warranty	2,398	596
Accrued professional services fees	1,052	1,039
Rebate to end customers and distributors	1,034	1,526
Withholding tax payable	759	224
Accrued royalty	750	999
Unearned commission received from depository bank	439	677
Accrued annual leave	363	459
Accrued freight	272	170
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	59	235
Advances from customers	17	332
Unearned government subsidies		1,676
Others	1,366	1,069
Accrued expenses and other current liabilities	37,869	28,253
Royalty expense	1,530	2,013	1,516
Maximum amount to be reimbursed by depository bank			1,294
Period of reimbursement by depository bank			5 years
Unearned commission received from depository bank	2	38
Amount of unearned commission received from depository bank recorded as reduction of selling, general and administrative expense	240	273
Accrual loss for certain defective product claimed by customer included in accrued warranty	$ 1,800

INCOME TAXES (Details) (USD $)	12 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2011 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2010 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2012 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2011 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2010 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2012 Previous EIT Law	Oct. 31, 2011 Hong Kong RDA Hong Kong	Dec. 31, 2012 Hong Kong RDA Hong Kong	Dec. 31, 2011 Hong Kong RDA Hong Kong	Dec. 31, 2010 Hong Kong RDA Hong Kong	Dec. 31, 2009 Hong Kong RDA Hong Kong	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC RDA Beijing CIT Law	Dec. 31, 2011 PRC RDA Beijing CIT Law	Dec. 31, 2010 PRC RDA Beijing CIT Law	Dec. 31, 2012 PRC RDA Shanghai CIT Law	Dec. 31, 2011 PRC RDA Shanghai CIT Law	Dec. 31, 2010 PRC RDA Shanghai CIT Law	Dec. 31, 2009 PRC RDA Shanghai CIT Law	Dec. 31, 2008 PRC RDA Shanghai CIT Law
INCOME TAXES
Statutory income tax rate (as a percent)	8.25%	8.25%	8.25%												16.50%		12.50%	12.50%	12.50%			15.00%
Percentage of profits claimed as offshore sourced and excluded from profits tax rate											50.00%	50.00%
Ratio of manufacturing offshore claim lodged, subject to Inland Revenue Department inquiry														1
Additional tax liabilities on rejection of preferential tax treatment												$ 4,400,000	$ 4,500,000	$ 2,400,000
Preferential tax rate as a High and New Technology Enterprise (as a percent)																	15.00%			15.00%	15.00%	15.00%	15.00%	15.00%
Period for which preferential tax rate is applicable as a High and New Technology Enterprise (NHTE)																								3 years
Income tax exemption period to foreign-invested Integrated Circuit design enterprises										2 years
Income tax rate reduction period to foreign-invested Integrated Circuit design enterprises										3 years
Preferential tax rate after partial exemption (as a percent)										50.00%
Withholding tax for PRC subsidiaries (as a percent)																10.00%
Withholding tax rate on dividends payable to parent company in Hong Kong (as a percent)																5.00%
Per ordinary share effect (in dollars per share)				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Reconciliation between the statutory income tax rate and the effective tax rate
Statutory income tax rate (as a percent)	8.25%	8.25%	8.25%												16.50%		12.50%	12.50%	12.50%			15.00%
Tax differential from statutory rate applicable to RDA Hong Kong (as a percent)	(0.15%)	0.05%	3.34%
Effective income tax rate (as a percent)	8.10%	8.30%	11.59%
Significant components of deferred tax assets
Property and equipment basis difference		14,000
Total deferred tax assets		14,000
Significant components of deferred tax liabilities
Property and equipment basis difference	98,000
Total deferred tax liabilities	98,000
Provision for income taxes
Current income tax expense	4,550,000	4,553,000	2,368,000
Deferred income tax expense	112,000	118,000	140,000
Provision for income taxes, total	4,662,000	4,671,000	2,508,000
Unrecognized tax benefits
Balance at the beginning of the period	229,000	245,000
Reversal of accrual		(28,000)
Exchange rate difference	1,000	12,000
Balance at the end of the period	230,000	229,000	245,000
Additional disclosures
Accrued interest and income tax penalties	164,000	161,000
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ (1,312,000)	$ (687,000)	$ (146,000)

CONVERTIBLE REDEEMABLE PREFERRED SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2005 Promissory Note	Nov. 30, 2010 Ordinary Shares	Dec. 31, 2008 Series B Shares	Dec. 31, 2008 Series C Shares	Jan. 31, 2007 Series C Shares	Dec. 31, 2008 Series A Shares and Series B Shares	Dec. 31, 2006 Series A Shares and Series B Shares	Nov. 30, 2010 Preferred Shares	Dec. 31, 2009 Preferred Shares Minimum	Nov. 30, 2010 Preferred Shares Minimum	Dec. 31, 2005 Investor agreement Promissory Note	Mar. 31, 2004 Investor agreement Series A Shares	Mar. 31, 2004 Investor agreement Ordinary Shares	Mar. 31, 2004 Investor agreement Ordinary shares, Series A Shares and Warrant	Nov. 30, 2006 Investor agreement Series B Shares Promissory Note item	Mar. 31, 2004 Investor agreement Conditional fourth closing warrant	Nov. 30, 2010 IPO Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARE
Number of shares issuable per terms of agreement					30,008,554							94,648,784	8,000,775
Number of shares issued		50,802,000										18,929,757	8,000,775
Proceeds from issuance of equity					$ 10,000							$ 1,297	$ 422
Proceeds from issuance of warrants														2,000		281
Consideration											5,000
Non-compounded interest rate (as a percent)	8.00%
Number of shares after conversion															32,972,304
Price per share (in dollars per share)															$ 0.1637738
Significant terms of Preferred Shares
Dividend rate as a percentage of issue price after modification						8.00%	12.00%
Conversion ratio								1									1
Proceeds required to be a Qualified IPO										50,000
Fully distributed market capitalization required to be a Qualified IPO										200,000
Deemed liquidation event, sale of assets percentage										50.00%
Annual sales target to be achieved in any one of the financial years prior to December 31, 2009 to avoid redemption									100,000
Removal of annual sales threshold modification, decrease in fair value of preferred shares			$ 3	$ 252
Number of shares on conversion																	157,629,642

ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	24 Months Ended		0 Months Ended		12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Mar. 22, 2012 Ordinary Shares Coolsand acquisition	Jan. 27, 2004 Ordinary Shares Founder	Dec. 31, 2011 American Depository Shares	Dec. 31, 2012 American Depository Shares
ORDINARY SHARES
Shares issued during the period					50,802,000				100
Issue price (in dollars per share)									$ 0.01
Value of shares repurchased	$ 1,394	$ 12,835								$ 12,835	$ 14,229
Number of ADSs shares repurchased						10,400,000					1,700,000
Shares issued as part of the purchase consideration								15,000,000
Shares authorized to issue	294,000,000	294,000,000				294,000,000	294,000,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01	$ 0.01
Number of shares issued	278,597,522	254,451,268				278,597,522	254,451,268
Number of shares outstanding	278,597,522	254,451,268	261,510,076	50,333,579		278,597,522	254,451,268

SHARE-BASED COMPENSATION (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	May 09, 2012 Option Employees	Dec. 31, 2012 Option Employees	Dec. 31, 2011 Option Employees	Dec. 31, 2010 Option Employees	Dec. 31, 2011 Option Employees Minimum	Dec. 31, 2011 Option Employees Maximum	Dec. 31, 2012 RSU	Dec. 31, 2012 RSU Employees	Dec. 31, 2011 RSU Employees	Dec. 31, 2010 RSU Employees	May 11, 2012 RSU Independent directors item	May 09, 2012 RSU Independent directors item	Dec. 31, 2010 RS	Dec. 31, 2012 RS Employees	Dec. 31, 2011 RS Employees	Dec. 31, 2010 RS Employees	Nov. 02, 2009 2009 Plan Option	Jul. 06, 2011 2009 Plan Option Employees	Apr. 20, 2011 2009 Plan Option Employees	Apr. 20, 2011 2009 Plan Option Employees Minimum	Apr. 20, 2011 2009 Plan Option Employees Maximum	Nov. 10, 2010 2009 Plan RSUs and RSs	Jan. 18, 2010 2009 Plan RSU	Nov. 02, 2009 2009 Plan RSU Minimum	Nov. 02, 2009 2009 Plan RSU Maximum	Jan. 18, 2010 2009 Plan RSU Employees	Nov. 02, 2009 2009 Plan RSU Employees	May 31, 2010 2009 Plan RSU Employees	Jul. 06, 2011 2009 Plan RSU Employees Maximum	Apr. 22, 2011 2009 Plan RSU Independent directors item	May 31, 2010 2009 Plan RS Employees
SHARE-BASED COMPENSATION
Maximum aggregate number of ordinary shares which may be issued																			30,000,000
Vesting period			3 years 6 months										12 months	6 months								2 years	5 years		5 years	2 years	5 years				4 years	7 months
Weighted average fair value of awards (in dollars per share)										$ 1.7954	$ 2.1883	$ 2.1531			$ 1.7714										$ 2.1531
Share-based compensation expense																								$ 6,939,000
Number of directors to whom awards are granted													1	2																		3
Number of Shares
Outstanding at the beginning of the period (in shares)				18,089,521	16,984,871
Granted (in shares)			2,794,290	2,794,290	3,074,869															1,879,885	1,194,984
Exercised (in shares)				(6,185,646)	(1,962,906)
Forfeited (in shares)				(80,245)	(7,313)
Outstanding at the end of the period (in shares)				14,617,920	18,089,521	16,984,871
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 0.2776	$ 0.1844
Granted (in dollars per share)			$ 0.7	$ 0.7	$ 0.7															$ 0.7	$ 0.7
Exercised (in dollars per share)				$ 0.1989	$ 0.131
Forfeited (in dollars per share)				$ 0.5754	$ 0.7
Outstanding at the end of the period (in dollars per share)				$ 0.39	$ 0.2776	$ 0.1844
Number of vested and exercisable options
Outstanding at the end of the period				10,226,037	14,003,243	12,544,204
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period				5 years 10 months 10 days	5 years 9 months 14 days	5 years 11 months 8 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)				20,489,414	27,931,425	38,226,726
Additional disclosures
Aggregated intrinsic value of the exercisable options (in dollars)				15,669,000
Weighted average fair value (in dollars per share)				$ 1.2383	$ 1.2671
Total fair value of stock options vested (in dollars)				1,755,000	1,323,000	898,000
Aggregate intrinsic value for stock options exercised (in dollars)				9,852,000	3,319,000
Unrecognized compensation cost related to non-vested shares (in dollars)				5,508,000	3,892,000
Weighted average period for recognition of compensation cost related to non-vested stock awards				2 years 10 months 6 days	2 years 8 months 26 days
Weighted average exercise price of exercisable awards (in dollars per share)				$ 0.2594	$ 0.1946
Assumptions for estimated valuation of options
Risk-free interest rate				1.87%
Risk-free interest rate, minimum (as a percent)					3.12%
Risk-free interest rate, maximum (as a percent)					3.43%
Exercise multiple				2.5			2.5	2.8
Risk-free interest rate				44.70%
Expected volatility, minimum (as a percent)					47.86%
Expected volatility, maximum (as a percent)					48.08%
Dividend yield (as a percent)				0.00%
Number of Shares
Outstanding at the beginning of the period (in shares)										2,865,436	4,053,503					410,343	569,186
Granted (in shares)										116,965	139,998		38,461	78,504														108,107	7,260,134			139,998
Cancelled (in shares)																												1,356,547		119,671			562,334
Vested (in shares)										(1,202,502)	(1,318,964)					(158,843)	(158,843)
Forfeited (in shares)										(28,380)	(9,101)
Outstanding at the end of the period (in shares)										1,751,519	2,865,436	4,053,503				251,500	410,343	569,186
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)										$ 0.01	$ 0.01					$ 0.01	$ 0.01
Granted (in dollars per share)										$ 0.01	$ 0.01
Vested (in dollars per share)										$ 0.01	$ 0.01					$ 0.01	$ 0.01
Forfeited (in dollars per share)										$ 0.01	$ 0.01
Outstanding at the end of the period (in dollars per share)										$ 0.01	$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Number of vested and exercisable options
Outstanding at the end of the period (in shares)										4,284,365	3,081,863	1,762,899				542,713	383,870	225,027
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period										6 years 7 months 10 days	7 years 6 months 29 days	8 years 6 months 29 days				6 years 6 months 29 days	7 years 6 months 29 days	8 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)										3,120,623	5,191,215	9,829,745				448,089	743,405	1,380,276
Additional disclosures
Unrecognized compensation cost (in dollars)										$ 651,000	$ 1,753,000					$ 90,000	$ 250,000
Par value shares (in dollars per share)	$ 0.01	$ 0.01							$ 0.01

RECOURSE LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2009 Recourse Loans	Dec. 31, 2012 Recourse Loans	Dec. 31, 2011 Recourse Loans	Dec. 31, 2012 Recourse Loans Minimum	Dec. 31, 2012 Recourse Loans Maximum
RECOURSE LOANS
Loans provided	$ 1,048	$ 509		$ 1,795	$ 1,048	$ 509
Term of loan				1 year			5 years	10 years
Interest rate (as a percent)				4.00%	1.00%
Repayment of recourse loans	26		1,713		26
Interest of recourse loans					$ 13

SHARE REPURCHASE PROGRAM (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011 American Depository Shares (ADS)	Aug. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2012 Ordinary Shares
Share repurchase program
Amount approved for share buy-back			$ 15,000	$ 5,000
Value of shares repurchased	$ 1,394	$ 12,835			$ 12,835	$ 14,229
Number of ADSs shares repurchased						1,700,000	10,400,000

EMPLOYEE BENEFITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Expenses associated with staff welfare benefits	$ 3,107	$ 2,075	$ 1,477
Accrued liability for annual leave	363	459
Loan provided	$ 3,148
Interest rate (as a percent)	1.00%
Term of loan, minimum	5 years
Term of loan, maximum	10 years

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income for the year	$ 52,904	$ 51,630	$ 19,132
Accretion/cumulative dividends for Preferred Shares			(1,741)
Amount allocated to participating preferred shareholders			(12,112)
Numerator for basic and diluted earnings per share	$ 52,904	$ 51,630	$ 5,279
Denominator:
Weighted average ordinary shares outstanding for basic calculation (in shares)	270,811,925	262,542,760	82,221,102
Dilutive effect of share-based awards (in shares)	13,618,582	16,262,798	15,137,668
Denominator for diluted calculation (in shares)	284,430,507	278,805,558	97,358,770
Basic earnings per ordinary share (in dollars per share)	$ 0.2	$ 0.2	$ 0.06
Diluted earnings per ordinary share (in dollars per share)	$ 0.19	$ 0.19	$ 0.05

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Balances with affiliates
Due from a related party		$ 22,822
Deposit fee paid to a related party for IP acquisition (Note 4)		2,220
Companies in which majority shareholder of the entity's ordinary shares hold a majority of preferred shares
RELATED PARTY TRANSACTIONS
Number of companies with which the entity has related party transactions	2
Sales of products to a related party	1,204	706	1,143
Royalty fee charged to a related party	3,210	2,521	64
Purchase of materials on behalf of a related party	17,326	25,836	2,274
Commission fee recorded for a related party	684	531
Fees charged for material purchases on behalf of a related party	819	1,298	124
Purchase of IP license from another related party (Note 8)	46,000
Balances with affiliates
Due from a related party		22,822
Deposit fee paid to a related party for IP acquisition (Note 4)		$ 2,220

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Purchase Commitments
Liabilities recorded for noncancelable purchase commitments for quantities in excess of future demand forecasts	$ 59	$ 235
Outstanding purchase orders	78,780	47,004
Minimum future lease payments under noncancelable operating leases with property management for office premises
Year one	1,534	1,344
Year two	556	802
Year three		215
Total	2,090	2,361
Rental expenses	1,301	813	500
Capital Commitments
Amount committed for capital expenditure on equipment	98	23
Future payments for the company's agreements with third parties for software license fees
Year one	5,766	16,594
Year two	2,197	1,163
Year three	933
Year four	180
Total	$ 9,076	$ 17,757